Registration Nos. 033-07647 811-04782
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 13, 2021
SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. Post-Effective Amendment No. 284	☐ ☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 295 (Check appropriate box or boxes)	☒
HSBC FUNDS (Exact name of registrant as specified in charter)
4400 Easton Commons, Suite 200 Columbus, Ohio 43219-3035 (Address of principal executive offices)
Registrant’s Telephone Number, including area code: (800) 782-8183
Stefano Michelagnoli, President 452 Fifth Avenue New York, New York 10018-2786 (Name and address of agent for service) Please send copies of all communications to:
David J. Harris, Esq. Brenden P. Carroll, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006-2401

It is proposed that this filing will become effective:
☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on [date] pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [date] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

HSBC Global Asset Management (USA) Inc.

HSBC Funds
Prospectus
August 13, 2021

MONEY MARKET FUNDS	Class D	Class I	Intermediary Class	Intermediary Service Class	Class Y
HSBC ESG Prime Money Market Fund	HEDXX	HEIXX	HEGXX	HETXX	HEYXX

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF HSBC BANK USA, N.A. AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HSBC Funds	Table of Contents

Summary Section
This section summarizes the Fund's investment objective, strategies, fees, and risks, and provides other information about your account.	3	HSBC ESG Prime Money Market Fund

Additional Information About the Fund's Investment Strategies and Risks
This section provides additional details about the Fund's investment strategies and risks.	8	More About Risks and Investment Strategies
	9	Investment Risks of the Fund
	13	Information About Liquidity Fees and Redemption Gates
	13	Other Information
	13	Who May Want to Invest?
	13	More Information About Fund Investments
	13	Portfolio Holdings
Fund Management
Review this section for details on the organizations that provide services to the Funds.	14	The Investment Adviser
	15	The Distributor, Administrator and Sub-Administrator

Shareholder Information
Review this section for details on how shares are valued, and how to purchase and sell shares. This section also describes related charges and payments of dividends and distributions.	16	Pricing of Fund Shares
	17	Purchasing and Adding to Your Shares
	22	Selling Your Shares
	27	Service Arrangements/Sales Charges
	27	Distribution and Shareholder Servicing Arrangements—Revenue Sharing
	27	Delivery of Shareholder Documents
	28	Other Information
	28	Dividends, Distributions and Taxes
Financial Highlights
Review this section for details on selected financial statements of the Fund.	31	Back Cover HSBC ESG Prime Money Market Fund

2

HSBC ESG Prime Money Market Fund
Summary Section

Investment Objective

The investment objective of the HSBC ESG Prime Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the minimization of principal volatility, while considering select environmental, social and governance (“ESG”) criteria.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such a brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	Class D	Class I	Intermediary Class	Intermediary Service Class	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)	Class D	Class I	Intermediary Class	Intermediary Service Class	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%	0.05%	0.10%	0.00%
Other Operating Expenses	0.32%	0.22%	0.32%	0.32%	0.32%
Total Other Expenses*	0.57%	0.22%	0.37%	0.42%	0.32%
Total Annual Fund
Operating Expenses	0.67%	0.32%	0.47%	0.52%	0.42%
Fee Waiver and/or Expense Reimbursement**	0.00%	0.18%	0.29%	0.32%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.67%	0.14%	0.18%	0.20%	0.42%

*	Based on estimated amounts for the current fiscal year.
**

HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.14%, 0.18%, and 0.20% for Class I Shares, Intermediary Shares, and Intermediary Service Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2023. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between the Fund and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

3

HSBC ESG Prime Money Market Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class D Shares	$68	$214
Class I Shares	$14	$85
Intermediary Shares	$18	$121
Intermediary Service Shares	$20	$134
Class Y Shares	$43	$135

Principal Investment Strategies

The Fund is a money market fund. The Fund seeks to achieve its investment objective by investing in a portfolio of high quality debt obligations with maturities of (or deemed maturities of) 397 days or less and repurchase agreements collateralized by these types of obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. To calculate the dollar-weighted average portfolio maturity, the Fund may treat a variable or floating rate security under certain circumstances as having a maturity equal to the time remaining until the next adjustment of the security’s interest rate or the period remaining until the principal amount can be recovered through demand rather than the security’s actual maturity.

The Fund invests in high quality debt obligations that have been determined by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), to present minimal credit risks to the Fund. In determining whether a security presents minimal credit risks to the Fund, the Adviser will analyze the capacity of the security’s issuer or guarantor to meet its financial obligations and other factors.

The Fund will also invest in issuers that are considered by the Adviser to be better at addressing ESG risks than other issuers in the Fund’s investable universe. To identify issuers that are considered to be better at addressing ESG risks, the Adviser will use a combination of its own proprietary scoring system, which is partly based on third-party data, and individual environmental, social and governance (E, S and G) scores assigned by third parties, to assign a single ESG score to each approved issuer in the Fund’s investable universe. The individual E, S and G scores and single ESG score measure the performance of an issuer’s business operations and governance based on select E, S and/or G criteria deemed to be material by the Adviser and third-party research providers. ESG criteria deemed to be material by the Adviser and third-party research providers includes, for example, emissions, resource use, human and workforce rights, management behavior and corporate social responsibility.

Potential investments are evaluated and scored on a relative basis against other issuers in the investable universe. While an issuer’s individual E, S and G scores and single ESG score will not be solely determinative of the inclusion or exclusion of the issuer, the Adviser will generally apply relative ESG score screens that will exclude issuers which rank in the bottom quartile for their single ESG score and/or bottom decile of any individual E, S or G score. The proprietary scoring system seeks to provide a more comprehensive approach to security selection than credit analysis alone.

The Adviser will also use a combination of sector specific and other screens to identify and exclude issuers that, among other things: (1) are involved in certain sectors, such as nuclear armaments and other controversial weapons; (2) derive material revenue (generally greater than 10%) from certain sectors, such as thermal coal extraction; and (3) are believed to be in breach of the principles outlined in the United Nations Global Compact.

Although the Fund must invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in debt obligations whose issuer or guarantor, in the opinion of the Adviser, meet the minimum ESG criteria described above at the time of purchase, the Fund generally expects to invest all or substantially all of its net assets in these investments. The Adviser will also seek to engage with issuers to address identified shortcomings in how they manage ESG risks to enable them to understand that ESG performance is factored into decisions on whether their securities may be purchased by the Fund.

The Fund invests primarily in bank certificates of deposit, time deposits, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, U.S. government securities and repurchase agreements collateralized by U.S. government

4

HSBC ESG Prime Money Market Fund
Summary Section

securities. The Fund’s investments may also include variable rate demand notes and repurchase agreements secured by collateral other than cash and U.S. government securities, including equity securities and investment grade debt securities, to the extent permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended.

The Fund may invest without limit in the domestic banking industry when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards and the minimum ESG criteria in such industry justify any additional risks associated with the concentration of the Fund’s assets in the industry. The Fund may also invest without limit in commercial paper and short-term corporate obligations of domestic financial institutions. The Fund may also make investments in U.S. dollar denominated commercial paper and other obligations of foreign issuers and in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.

The Fund seeks to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Additionally, the Fund will seek to take advantage of temporary disparities in yields of different segments of high-grade money market instruments or among particular instruments within the same segment of the market.

In purchasing and selling securities for the Fund, portfolio managers consider the Adviser’s credit analysis and ESG criteria. Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit, liquidity and ESG analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity, yield and ESG criteria.

Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities.

Principal Investment Risks

The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

•

Banking Sector Risk: Investments in securities issued by U.S. and foreign banks can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad, and susceptible to risks associated with the financial services sector. The Fund’s concentration of investments in the domestic banking industry may make it more susceptible to this risk.

•

Debt Instruments Risk: The risks of investing in debt instruments include:

•

Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.

•

Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. A low or negative interest rate environment poses additional risks to the Fund, because low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.

•

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may affect the ability of the Fund to pay redemption proceeds within the allowable time period.

•

ESG Investing Risk: The incorporation of ESG criteria, including the ESG scores and the sector specific and other screens, into the investment process will cause the Fund to forgo investment opportunities available to other money market funds that do not use these criteria, or to increase or decrease its exposure to certain sectors, regions or countries or certain types of issuers. As a result, the Fund could underperform other money market funds that do not consider ESG criteria in their

5

HSBC ESG Prime Money Market Fund
Summary Section

investment processes. In evaluating an issuer, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of ESG criteria relevant to a particular issuer. Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any third-party research or data providers or any judgment exercised by the Adviser or its affiliates will reflect the beliefs or values of any particular investor.

•

Floating NAV Risk: The Fund will not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. You could lose money by investing in the Fund.

•

Foreign Investment Risk: U.S. dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political, social or legal developments.

•

Liquidity risk: Although the Fund invests in a diversified portfolio of high quality debt obligations, the Fund’s investments may become less liquid as a result of market developments or adverse investor perception.

•

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

•

Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. These risks are increased to the extent that a repurchase agreement is secured by collateral other than cash or U.S. government securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

•

U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

•

Variable Rate Demand Note Risk: Variable rate demand notes are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise any demand rights.

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Bar Chart and Table

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

6

HSBC ESG Prime Money Market Fund
Summary Section

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, P.O. Box 219691, Kansas City, MO 64121-9691), wire transfer, or telephone at 1-800-782-8183. Purchases and redemptions of Class I Shares, Intermediary Shares and Intermediary Service Shares may only be made via wire transfer. Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class D Shares	Minimum Initial Investment	Minimum Subsequent Investment
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares	$50,000,000	$5,000,000
Intermediary Shares	$20,000,000	$0
Intermediary Service Shares	$10,000,000	$0
Class Y Shares	$5,000,000	$0

Tax Information

The Fund intends to declare dividends from net investment income daily and pay such dividends monthly. Net long-term capital gains, if any, will be distributed on an annual basis. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser, the distributor and/or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

7

Additional Information About the Fund’s
Investment Strategies and Risks

More About Risks and Investment Strategies

The Fund is a series of the HSBC Funds (the “Trust”). The investment objective and strategies of the Fund are non-fundamental and may be changed without shareholder approval. Shareholders will be given advance notice of material changes to the Fund’s investment objective or other non-fundamental investment policies. If there is a change in the investment objective or strategies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of the Fund will be achieved.

The Fund will invest in issuers that are considered by the Adviser to be better at addressing ESG risks than other issuers in the Fund’s investable universe. To identify issuers that are considered to be better at addressing ESG risks, the Adviser will use a combination of its own proprietary scoring system, which is partly based on third-party data, and individual environmental, social and governance (E, S and G) scores assigned by third parties, to assign a single ESG score to each approved issuer in the Fund’s investable universe. The individual E, S and G scores and single ESG score measure the performance of an issuer’s business operations and governance based on select E, S and/or G criteria deemed to be material by the Adviser and third-party research providers. ESG criteria deemed to be material by the Adviser and third-party research providers includes, for example, emissions, resource use, human and workforce rights, management behavior and corporate social responsibility. The importance and weighting of specific ESG criteria will vary by sector.

Potential investments are evaluated and scored on a relative basis against other issuers in the investable universe. While an issuer’s individual E, S and G scores and single ESG score will not be solely determinative of the inclusion or exclusion of the issuer, the Adviser will generally apply relative ESG score screens that will exclude issuers which rank in the bottom quartile for their single ESG score and/or bottom decile of any individual E, S or G score. However, the Fund may invest in these issuers if the Adviser determines, in its discretion, that the issuer is better at addressing ESG risks notwithstanding its single ESG score or any individual E, S or G score. The proprietary scoring system seeks to provide a more comprehensive approach to security selection than credit analysis alone. Once a security is purchased, the Adviser will periodically review an issuer’s individual E, S and G scores and single ESG score to determine how they compare to the Adviser’s ESG criteria and affect the Fund’s overall ESG orientation.

The Adviser will also use a combination of sector specific and other screens to identify and exclude issuers that, among other things: (1) are involved in certain sectors; (2) derive material revenue (generally greater than 10%) from certain sectors; and (3) are believed to be in breach of the principles outlined in the United Nations Global Compact. These negative screens will exclude issuers involved in, or derive material revenue from, the following sectors, among others:

•

nuclear armaments and other controversial weapons (any involvement)

•

thermal coal extraction (more than 10% of revenue)

•

unconventional oil and gas (more than 10% of revenue)

•

thermal coal power generation (more than 10% of generating capacity)

•

cluster munitions and anti-personnel mines (any involvement)

The United Nations Global Compact is a voluntary initiative to implement universal sustainability principles through responsible corporate practices. The United Nations Global Compact outlines ten universal principles in the areas of human rights, labor, the environment and anti-corruption.

The Adviser will seek to engage with issuers to address identified shortcomings in how they manage ESG risks to enable them to understand that ESG performance is factored into decisions on whether their securities may be purchased by the Fund.

In incorporating credit analysis and ESG criteria, including the ESG scores and the sector specific and other screens, into the Fund’s investment process, the Adviser relies on the resources of its global affiliates, including HSBC Global Asset Management. HSBC Global Asset Management is the marketing name for the asset management businesses of HSBC Holdings Plc. As ESG evaluation criteria continue to develop and evolve, the ESG criteria described above may be updated periodically to, among other things, change the methodology of the proprietary scoring system, add or remove certain sectors from the screening process, revise the revenue thresholds and categorical exclusions applicable to such sectors, or change particular sectors from a categorical exclusion to a revenue threshold, or vice versa.

Although the Fund must invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in debt obligations whose issuer or guarantor, in the opinion of the Adviser, meet the minimum ESG criteria described above at the time of purchase, the Fund generally expects to invest all or substantially all of its net assets in these investments. The Fund’s investment policy to invest at least 80% of net assets, plus any borrowings for investment purposes, in the particular type of

8

Additional Information About the Funds’
Investment Strategies and Risks

securities suggested by the Fund’s name is not fundamental and may be changed by the Board of Trustees of the Trust upon 60 days’ notice to Fund shareholders.

Investment Risks of the Fund

Investments in the Fund are subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Fund’s principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Fund may use. The Fund’s Statement of Additional Information (“SAI”) provides more detailed information about the securities, investment policies and risks described in this prospectus.

The Fund is required to price and transact in its shares at an NAV reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV). The floating NAV is rounded to the fourth decimal place (e.g., $0.9999 or $1.0001). The Fund’s performance per share will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

An investment in the Fund is neither insured nor guaranteed by the U.S. government. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, HSBC Bank USA, N.A. or any other bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

As a money market fund, the Fund must meet the requirements of Rule 2a-7 under the 1940 Act. This Rule imposes strict requirements on the investment quality, liquidity, maturity, and diversification of the Fund’s investments. Under Rule 2a-7, the Fund’s investments must have a remaining maturity of (or a deemed remaining maturity of) no more than 397 days and the Fund must maintain a dollar-weighted average maturity that does not exceed 60 days and a dollar-weighted average portfolio life of 120 days or less. The Securities and Exchange Commission (“SEC”) and other U.S. regulators may review the regulation of money market funds and may propose further changes to the rules, including Rule 2a-7, that govern the Fund’s operations.

Institutional investors are encouraged to invest in the Fund. As a result, the Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash (or leave cash uninvested) at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains or losses, increase the Fund’s transaction costs, and impact liquidity.

There can be no assurance that the investment objectives of the Fund will be achieved. In addition, the Fund’s investment policies, as well as the relatively short maturity of obligations purchased by the Fund, may result in frequent changes in the Fund’s portfolio, which may give rise to taxable gains or losses and reduce investment returns.

During adverse market conditions or when the Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, the Fund may temporarily hold uninvested cash in lieu of such investments. During periods when such temporary or defensive positions are held, the Fund may be unable to pursue its investment objective. Such positions may also subject the Fund to additional risks, such as increased exposure to cash held at a custodian bank, as well as fees and other costs.

The Fund is subject to the following investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

● Principal Risk * Additional Risk	ESG Prime Money Market Fund
Risk
Banking Sector Risk	●
Debt Instruments Risk	●
ESG Investing Risk	●
Floating NAV Risk	●
Foreign Investment Risk	●
Investments In Other Investment Companies	*
Large Shareholder Transactions Risk	*
Liquidity Risk	●
Market Risk	●

9

Additional Information About the Funds’
Investment Strategies and Risks

Investment Risks of the Funds (continued)

● Principal Risk * Additional Risk	ESG Prime Money Market Fund
Municipal Risk	*
Repurchase Agreements	●
Stand-by Commitment Risk	*
U.S. Government Securities Risk	●
Variable Rate Demand Note Risk	●

•

Banking Sector Risk: The Fund invests in securities issued by U.S. banks, foreign banks, U.S. branches of foreign banks and foreign branches of U.S. banks. Accordingly, the Fund’s performance will be susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

•

Debt Instruments Risk: The risks of investing in debt instruments include:

•

Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make timely payments of interest or principal or enters bankruptcy. Furthermore, the value of a debt instrument may decline if the market believes that the issuer or guarantor is unable or unwilling to make such payments on time. Changes in economic conditions could cause issuers or guarantors of these instruments to be unable or unwilling to meet their financial obligations.

•

Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income-producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. In addition, rising interest rates could lead to heightened investment volatility and decreased liquidity. During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing the reinvestment of principal proceeds at lower interest rates, resulting in less interest income. Conversely, during periods of rising interest rates, borrowers may pay off their debt later than expected, thereby preventing reinvestment of principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income to the Fund than potentially available. A low interest rate environment poses additional risks to the Fund, which are heightened in a very low or negative interest rate environment. Low or negative yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by the Adviser. A wide variety of factors can cause interest rates or yields to rise or fall (e.g., central bank monetary policies, inflationary or deflationary pressures, changing inflation or real growth rates, general market and economic conditions, etc.). The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.

Interest rates in the United States are currently at historical low levels. Certain countries have already experienced negative interest rates on certain fixed-income instruments. Low or negative interest rates may continue for the foreseeable future. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility.

•

Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may negatively affect the ability of the Fund to pay redemption proceeds within the allowable time period.

•

ESG Investing Risk: The incorporation of ESG criteria, including the ESG scores and the sector specific and other screens, into the investment process will cause the Fund to forgo investment opportunities available to other money market funds that do not use these criteria, or to increase or decrease its exposure to certain sectors, regions or countries or certain types of issuers. As a result, the Fund could underperform other money market funds that do not consider ESG criteria in their investment processes. In evaluating an issuer, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of ESG criteria relevant to a particular issuer.

10

Additional Information About the Funds’
Investment Strategies and Risks

Investment Risks of the Funds (continued)

Moreover, the Adviser’s evaluation of ESG criteria may vary from that of other funds or their investment advisers because there are no generally accepted standards for ESG disclosure or evaluation.

Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any third-party research or data providers or any judgment exercised by the Adviser or its affiliates will reflect the beliefs or values of any particular investor. Moreover, the assessment by the Adviser or its affiliates of an issuer may change over time, which could cause the Fund to hold securities that no longer meet the minimum ESG criteria. Constraints imposed by regulations applicable to money market funds or other considerations relating to credit quality, liquidity or yield, may limit the Adviser’s ability to implement the Fund’s ESG investment strategy.

•

Floating NAV Risk: The Fund will not maintain a stable NAV. The value of the Fund’s shares will be calculated to four decimal places (e.g., $0.9999) and will fluctuate with changes in the values of the Fund’s portfolio securities. The value of your shares may be worth more or less than what you originally paid for them and you could lose money by investing in the Fund.

•

Foreign Investment Risk: U.S. dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable or financial information and unfavorable political, social or legal developments, including the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions). Investments in these securities are generally considered riskier than investments in U.S. securities. They may lose value due to unstable international political and economic conditions, lack of adequate company information and other factors. To the extent the Fund’s investments in a single country or a group of countries represent a larger percentage of the Fund’s assets, the Fund’s performance may be adversely affected by the economic, political and social conditions in that country or group of countries.

•

Investments in Other Investment Companies: Subject to certain restrictions, the Fund may invest in securities issued by other money market funds that primarily invest in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. Such securities will be acquired by the Fund within the limits prescribed by the 1940 Act and the rules thereunder. Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the operating expenses of such companies, including investment advisory and administrative services fees.

•

Large Shareholder Transactions Risk: The Fund may be adversely impacted when certain large shareholders, including institutional investors, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. As a result, the Fund may experience redemptions resulting in large outflows of cash from time to time. This could have adverse effects on the Fund’s performance and/or portfolio construction if the Fund were required to sell securities at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains or losses and increase the Fund’s transaction costs or decrease the liquidity of the Fund’s portfolio. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. Large redemptions of Fund shares could also result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder, which could exacerbate any potential negative effects experienced by the Fund.

•

Liquidity Risk: The Fund’s investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect the Fund’s share price or prevent the Fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

•

Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Issuer, political, economic, regulatory, social or market developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In the short term, the Fund’s investments can fluctuate dramatically in response to these developments. Different parts of the market and different types of securities can react differently to these developments. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region due to increasingly

11

Additional Information About the Funds’
Investment Strategies and Risks

Investment Risks of the Funds (continued)

interconnected global economies and financial markets. In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a regional, national or global level. Events such as war, acts of terrorism, regional conflicts, market manipulation, government defaults, government shutdowns, natural/environmental disasters, social unrest, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments, including in ways that cannot be foreseen. The Fund could be negatively impacted if the values of its investments were harmed by such events. Any market disruptions could also prevent the Fund from executing investment decisions in a timely manner.

•

Municipal Risk: The Fund’s investments in municipal securities will be sensitive to events that affect municipal markets, including legislative or political changes, such as legislation or proposals at either the state or federal level to eliminate or limit the tax-exempt status of municipal security interest or the tax-exempt status of a municipal security fund’s dividends, as well as the financial condition of the issuers of municipal securities. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal market, including litigation, the strength of the local or national economy, the issuer’s ability to raise revenues through tax or other means, whether and to what extent the bankruptcy of an issuer affects the rights of municipal securities holders, and budgetary constraints of local, state and federal governments upon which the issuer may be relying for funding. Legislatures also may fail to appropriate funds needed to pay municipal security obligations. These events can cause the value of municipal securities to fall and might adversely affect the tax-exempt status of the Fund’s investments or the dividends that the Fund pays. In addition, third-party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third-parties (such as issues negatively impacting a municipal security insurer or bank issuing a liquidity enhancement facility) may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

•

Repurchase Agreements: The use of repurchase agreements, in which a party buys a security from another party (“seller”) and the seller agrees to repurchase the security at an agreed-upon date and price (which reflects a market rate of interest), involves certain risks. If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. The Fund may also suffer time delays and incur expenses in connection with the disposition of the securities. These risks are increased to the extent that a repurchase agreement is secured by collateral other than cash and U.S. Government Securities. In addition, the value of collateral other than cash and U.S. Government Securities may be more volatile, or the collateral may be less liquid or subject to greater risk of loss, thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty’s default. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

•

Stand-by Commitment Risk: Stand-by commitments are subject to certain risks, which include the ability of the issuer to pay when the commitment is exercised, the fact that the commitment is not marketable, and the fact that the maturity of the underlying obligation generally differs from that of the commitment.

•

U.S. Government Securities Risk: There are different types of U.S. Government Securities with different levels of credit risk. Some U.S. Government Securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. Government Securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. Government Securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain U.S. Government Securities are riskier than others. The relative level of risk depends on the nature of the particular security and government support. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are. Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks, and other government sponsored agencies), investors should be aware that although the issuer may be chartered or sponsored by an Act of Congress, the issuer is not funded by congressional appropriations, and its securities are neither guaranteed nor insured by the U.S. Treasury. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency acting as their conservator, since September 2008.

•

Variable Rate Demand Note Risk: Variable rate demand notes have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized rate. There may be a lag between an actual change in the underlying rate and the reset time for an interest payment of the variable rate demand note, which could harm or benefit

12

Additional Information About the Funds’
Investment Strategies and Risks

Investment Risks of the Funds (continued)

the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a variable rate demand note that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. Such instruments are also subject to the same risks as debt instruments, particularly interest rate risk and credit risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise any demand rights.

Information About Liquidity Fees and Redemption Gates

Under Rule 2a-7, the Board of Trustees of the Fund is permitted to impose a liquidity fee (up to 2%) on redemptions from the Fund or a redemption gate to temporarily restrict redemptions from the Fund (up to 10 business days in any given 90 day period) in the event that the Fund’s “weekly liquid assets” fall below certain designated thresholds. For more information on liquidity fees and redemption gates, please see “Shareholder Information—Selling Your Shares—Liquidity Fees and Redemption Gates.”

Other Information

To the extent authorized by law, the Fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or any class of shares or cease operations and liquidate.

Who May Want To Invest?

Consider investing in the Fund if you are:

•

Seeking minimization of (but willing to accept some) principal volatility

•

Investing for short-term needs

•

Have a low risk tolerance

•

Willing to accept lower potential returns in exchange for a higher degree of safety

•

Seeking to invest in a fund that incorporates ESG criteria into its investment process

The Fund will not be appropriate for anyone:

•

Seeking a stable NAV

•

Seeking high total returns

•

Pursuing a long-term goal or investing for retirement

More Information About Fund Investments

This prospectus describes the Fund’s principal strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities and engage in other investment practices. These securities and investment practices, as well as those described in this prospectus, are described in detail in the SAI. Of course, the Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI and on the Fund’s website at https://investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

13

Fund Management

The Investment Adviser

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Fund, pursuant to an investment advisory contract (the “Investment Advisory Agreement”) with the Trust. The Adviser is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (“HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of June 30, 2021, the Adviser had approximately $119.9 billion in assets under management.

Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment program pursuant to the Investment Advisory Agreement. The Adviser also provides certain operational support services to the Fund at the annual rate of 0.10% of the Fund’s average daily net assets of Class D, Intermediary Class, Intermediary Service Class and Class Y, pursuant to an Operational Support Services Agreement, but these fees are not charged to Class I Shares.

The Trust and the Adviser have each received an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with certain unaffiliated subadvisers with the approval of the Board of Trustees of the Trust, but without shareholder approval. The Fund does not currently use the services of a subadviser. However, the conditions under the exemptive order could be applied to the use of one or more unaffiliated subadvisers at a future time. In the future, the Trust and the Adviser may, on behalf of the Fund, receive an additional exemptive order that would allow the Adviser to implement new investment sub-advisory contracts and to make material changes to sub-advisory contracts that may be in effect at the time with subadvisers that are affiliated with the Adviser with the approval of the Board of Trustees, but without shareholder approval. As with the current order, the new order would be subject to certain conditions, including that the Fund would notify shareholders and provide them with certain information upon the hiring of a subadviser.

The Fund has not yet commenced operations at the date of this prospectus. For advisory and operational support services, the Fund will be obligated to pay fees at the annual rate of 0.20% of its average daily net assets for Class D, Intermediary Class, Intermediary Service Class and Class Y, and 0.10% of its average daily net assets for Class I.

The Adviser may voluntarily waive fees and/or reimburse Fund expenses from time to time. For example, the Adviser may voluntarily undertake to waive fees and/or reimburse Fund expenses in the event that the Fund’s yield drops below a designated level. Once started, there is no guarantee that the Adviser will continue to voluntarily waive a portion of its fees and/or reimburse Fund expenses following commencement of such a waiver and/or reimbursement. Such waivers and/or reimbursements will impact the Fund’s performance. The Adviser has entered into an Expense Limitation Agreement with the Fund with respect to the Class I Shares, Intermediary Shares and Intermediary Service Shares under which it will limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to the annual rates shown in the table below:

	Class I Shares	Intermediary Shares	Intermediary Service Shares
ESG Prime Money Market Fund	0.14%	0.18%	0.20%

Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitations shall be in effect until Mach 1, 2023. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Agreement between the Trust and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

In addition to the contractual expense limitation agreement with the Fund discussed above, in an effort to avoid a negative yield for the Fund, the Adviser, working in conjunction with the Fund’s other service providers, has voluntarily undertaken, or will voluntarily undertake, through a combination of waivers and reductions in fees and expenses, including shareholder servicing fees, to temporarily limit net operating expenses in excess of the Fund’s daily yield. The Adviser may terminate these temporary

14

Fund Management

waiver and expense limitation efforts at any time and shareholders should not expect these temporary waiver and expense limitation efforts to continue indefinitely.

Once the Fund commences operations, a discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement will be available in the Fund’s first annual or semi-annual report to shareholders.

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 4400 Easton Commons, Suite 200, Columbus, OH 43219, as sub-administrator to the Fund (the “Sub-Administrator”). Administrative services provided by the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, L.P. (the “Distributor”), a member of the Financial Industry Regulatory Authority (“FINRA”), is the Trust’s principal underwriter and acts as the Trust’s distributor in connection with the offering of Fund shares. The Distributor may enter into agreements with banks, broker-dealers, or other financial intermediaries through which investors may purchase or redeem shares.

The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the Fund’s website at https://investorfunds.us.hsbc.com.

15

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The NAV for each class of shares is calculated by dividing the total value of the Fund’s investments and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =	Total Assets – Liabilities
Number of Shares
Outstanding

The value of assets in the Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. The securities in which the Fund invests do not typically have readily available market quotations because these securities are not actively traded in the secondary markets. To value these securities, the Adviser may consider evaluated prices from third-party pricing services approved in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. Debt obligations with maturities of 60 days or less may be valued at amortized cost (provided that amortized cost is approximately the same as fair value) or on the basis of their market value.

The NAV of the Fund is determined at 8:00 a.m., 12:00 p.m. (noon) and 3:00 p.m. Eastern Time on each day on which U.S. bond markets are open for trading (a “Money Market Business Day”). The Fund reserves the right to amend the times at which it determines NAV, or to determine NAV more or less frequently. The Fund reserves the right to close early based on recommendations by the Securities Industry and Financial Markets Association. If such closing time is prior to the time at which the Fund currently determines its NAV, the earlier closing time will be treated as the last time by which orders on that Money Market Fund Business Day must be received and NAV is calculated.

An order for shares of the Fund accepted on a Money Market Business Day prior to the last determination of the NAV for the Fund will receive the dividend declared for the Fund on that Money Market Business Day. An order for shares of the Fund accepted on a Money Market Business Day after the last NAV determination for that Fund will be effected at the first NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day. Orders for shares accepted on a Money Market Business Day after the last NAV determination will not earn dividends or receive any other compensation until those orders settle the following Money Market Business Day.

16

Shareholder Information

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase or redeem shares of the Fund through the Fund’s Transfer Agent or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase or redeem shares through a bank, broker or other investment representative, that party is responsible for transmitting orders to the Fund’s Transfer Agent and may have an earlier cut-off time for purchase and redemption orders. Purchase and redemption orders will be executed at the NAV next calculated after the Fund’s Transfer Agent has received and accepted the order in good order.

In general, “good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund or the Fund’s Transfer Agent before your order is processed. Purchase proceeds must be received by 6:00 p.m. Eastern time.

You should contact the bank, broker or other investment representative through whom you purchase or redeem shares of the Fund for specific information about the purchase and/or redemption of Fund shares.

The Fund offers the five classes of shares described below.

CLASS D SHARES are offered to clients of the Adviser’s affiliates, certain retirement plans, certain institutional clients and some third party providers. Class D Shares are subject to higher shareholder servicing fees.

CLASS I SHARES are offered primarily for direct investment by institutional investors, such as corporations, foundations, municipalities and other governmental entities, banks, and trust companies, as well as to other investors who meet the investment minimums on the following page. Class I Shares are also available for investment by other investment companies and products advised by the Adviser or its affiliates, employees of the Adviser, and members of the Trust’s Board of Trustees. Purchases and redemptions of Class I Shares may only be made via wire transfer.

INTERMEDIARY SHARES are offered primarily through intermediaries (anyone facilitating the purchase of the Fund by its clients) and bank sweep programs. Purchases and redemptions of Intermediary Shares may only be made via wire transfer.

INTERMEDIARY SERVICE SHARES are offered primarily through intermediaries and bank sweep programs. Purchases and redemptions of Intermediary Service Shares may only be made via wire transfer.

CLASS Y SHARES are offered to the public, and to customers of shareholder servicing agents and certain securities brokers that have a dealer or shareholder servicing agreement with the Distributor or the Trust, on a continuous basis.

17

Shareholder Information

Purchasing and Adding to Your Shares

continued

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, traveler’s checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases. Purchases of Class I Shares, Intermediary Shares and Intermediary Service Shares may only be made via wire transfer.

The Fund may reject a purchase order if the Fund considers it in the best interest of the Fund and its shareholders. The Fund has the option of not accepting purchase orders from non-U.S. investors.

Investment minimums for any class may be waived or lowered, at the discretion of the Adviser, for investments in the Fund by clients of the Adviser and its affiliates, or in other situations where the Adviser determines that it is in the best interests of the Fund and its shareholders to do so.

Class D Shares	Minimum Initial Investment*	Minimum Subsequent Investment*
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class I Shares**	$50,000,000	$5,000,000
Inter. Shares	$20,000,000	$0
Inter. Serv. Shares	$10,000,000	$0
Class Y Shares	$5,000,000	$0

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.
**

Class I Shares are available for investment by investment companies advised by the Adviser and employees of the Adviser, its affiliates and members of the HSBC Funds’ Board of Trustees, without regard to these minimums.

Avoid 24% Tax Withholding

The Fund is required to withhold 24% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid tax withholding, make sure you provide your correct tax identification number (social security number for most investors) on your Account Application and required certifications.

18

Shareholder Information

Purchasing and Adding to Your Shares

continued

Instructions for Opening or Adding to an Account

Electronic Purchases

Your bank must participate in the ACH and must be a U.S. bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your Account Application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.

Carefully read, complete, and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Fund’s website at https://investorfunds.us.hsbc.com.

2.

Make your check payable to “HSBC Funds” and include the name of the appropriate Fund(s) on the check.

3.

Mail to: HSBC Funds, P.O. Box 219691, Kansas City, MO 64121-9691.

Subsequent Investment:

1.

Use the investment slip attached to your account

statement.

Or, if unavailable,

2.

Include the following information in writing:

•

Fund name

•

Share class

•

Amount invested

•

Account name

•

Account number

3.

Include the following information in writing: Mail to: HSBC Funds, P.O. Box 219691, Kansas City, MO 64121-9691.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

19

Shareholder Information

Purchasing and Adding to Your Shares

continued

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you have invested the $250 minimum required to open the account.

To invest regularly from your bank account: Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

•

Your bank name, address and account number

•

The amount you wish to invest automatically

(minimum $25)

•

How often you want to invest (every month, 4 times a year, twice a year or once a year)

•

Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in the applicable Fund or reinvested in another HSBC Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

•

Name;

•

Date of birth (for individuals);

•

Residential or business street address (although post office boxes are still permitted for mailing); and

•

Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive from an investor the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

20

Shareholder Information

Purchasing and Adding to Your Shares

continued

Restrictions on Offers and Sales to Canadian Residents

The shares described in this prospectus may only be distributed in Canada through HSBC Global Asset Management (Canada) Limited, and this prospectus may not be used to solicit, and will not constitute a solicitation of, an offer to buy shares in Canada unless such solicitation is made by HSBC Global Asset Management (Canada) Limited. A distribution or solicitation may be deemed to occur in Canada where a distribution or solicitation is made to a person (including an individual, corporation, trust, partnership or other entity, or other legal person) resident or otherwise located in Canada at the applicable time. For these purposes, the following persons will generally be considered to be a Canadian resident:

1.

An individual, if

•

the individual’s primary principal residence is located in Canada; or

•

the individual is physically located in Canada at the time of the offer, sale or other relevant activity.

2.

A corporation, if

•

the corporation's head office or principal office is located in Canada; or

•

securities of the corporation that entitle the holder to elect a majority of the directors are held by Canadian Resident individuals (as described above) or by legal persons resident or otherwise located in Canada; or

•

the individuals that make investment decisions or provide instructions on behalf of the corporation are Canadian Resident individuals (as described above).

3.

A trust, if

•

the principal office of the trust (if any) is located in Canada; or

•

the trustee (or in the case of multiple trustees, the majority of trustees) are Canadian Resident individuals (as described above) or are legal persons resident or otherwise located in Canada; or

•

the individuals that make investment decisions or provide instructions on behalf of the trust are Canadian Resident individuals (as described above).

4.

A partnership, if

•

the partnership’s head office or principal office (if any) is located in Canada; or

•

the holders of the majority of the interests of or in the partnership are held by Canadian Residents (as described above); or

•

the general partner (if any) is a Canadian Resident (as described above); or

•

the individuals that make investment decisions or provide instructions on behalf of the partnership are Canadian Resident individuals (as described above).

21

Shareholder Information

Selling Your Shares

Generally, you may sell your Fund shares at any time. Your sales price will generally be the next NAV calculated after your sell order is received and accepted in good order by the Fund or its transfer agent, as described under “Purchasing Shares” above. You may receive proceeds of your sale in a check, ACH, or federal wire transfer.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1.

Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required”)

1.

Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:

•

your Fund and account number

•

amount you wish to redeem

•

address where your check should be sent

•

account owner’s signature

2.

Mail to: HSBC Funds, P.O. Box 219691, Kansas City, MO 64121-9691.

Wire Transfer

You must select this option on your Account Application. Call 1-800-782-8183 to request a wire transfer. If you call by the cut-off time for redemptions (at 3:00 p.m. Eastern Time for the Fund), your payment will normally be wired to your bank on the same business day. Otherwise, it normally will be wired on the following business day. The Fund may, in its sole discretion and subject to the needs of the Fund's Portfolio Management team, seek to satisfy wire transfer requests on an intraday basis.

The Fund may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

22

Shareholder Information

Selling Your Shares

continued

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption.

Your bank must participate in the ACH and must be a U.S. bank. Your bank may charge for this service.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

•

Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

•

Include a voided personal check.

•

Your account must have a value of $10,000 or more to start withdrawals.

If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemptions In Writing Required

You must request redemptions in writing for certain types of redemptions from Individual Retirement Accounts (“IRAs”) and for redemption requests requiring a Medallion Signature Guarantee. A Medallion Signature Guarantee for all registered owners or their legal representative is needed in the following situations:

•

You want to redeem shares with a value of $50,000 or more and you want to receive the proceeds in the form of a check;

•

You want your payment sent to an address, bank account or payee other than the one currently designated on your account;

•

You want the redemption proceeds to be transferred to another Fund account with a different registration; or

•

Other unusual situations as determined by the Fund’s transfer agent.

You must obtain a Medallion Signature Guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The transfer agent reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted. A notary public cannot provide a signature guarantee. The transfer agent reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor. The transfer agent may also request a letter from a surviving joint owner before fulfilling a redemption request.

23

Shareholder Information

Selling Your Shares

continued

Non-Financial Transactions

The transfer agent accepts a signature guarantee from a notary public in any of the following non-financial transactions:

•

A change of name;

•

Add or change banking instructions (the bank account must have at least one common owner with the owner of the Fund account);

•

Add or change beneficiaries;

•

Add or change authorized account traders;

•

Add a Power of Attorney;

•

Add or change a Trustee; or

•

A UTMA/UGMA custodian change.

Verifying Telephone Redemptions

The Fund attempts to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account). For the 15- day period following a change of account address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the transfer agent. In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required). Given these precautions, unless you have specifically indicated on your Account Application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

Liquidity Fees and Redemption Gates

The Board of Trustees of the Fund is permitted to impose a liquidity fee (up to 2%) on redemptions from the Fund or a redemption gate to temporarily restrict redemptions from the Fund (up to 10 business days in any 90 day period), in the event that the Fund’s “weekly liquid assets” fall beneath the thresholds listed below. For this purpose, weekly liquid assets are calculated as of the end of each business day. Weekly liquid assets generally include: cash, direct obligations of the U.S. Government, certain U.S. Government agency discount notes with remaining maturities of 60 days or less, securities that will mature or are subject to a demand feature that is exercisable and payable within five business days or amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

•

30% weekly liquid assets—If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed or a redemption gate that temporarily suspends the right of redemption.

•

10% weekly liquid assets—If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing the fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

The Board of Trustees generally expects that a liquidity fee or redemption gate would be imposed during periods of extraordinary market stress, if such fee or gate is ever to be imposed. Liquidity fees and redemptions gates may be terminated at any time in the discretion of the Board and will terminate at the beginning of the next business day once the Fund has invested 30% or more of its total assets in weekly liquid assets. Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the Fund’s

24

Shareholder Information

Selling Your Shares

continued

website (www.investorfunds.us.hsbc.com). In addition, the Fund will make such announcements through a supplement to this prospectus and may make such announcements through a press release or by other means.

If the Fund imposes a redemption gate, the Fund and your financial adviser or broker will not accept redemption requests until the Fund has notified shareholders and other parties that the redemption gate has been lifted. Any redemption requests submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem shares once the redemption gate has been lifted, you will need to submit a new request to the Fund or your financial adviser or broker. Unprocessed purchase orders that the Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be canceled unless re-confirmed. Under certain circumstances, the Fund may, in its sole discretion, honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption order was submitted to your financial adviser or broker or the Fund’s Transfer Agent before the Fund imposed a liquidity fee or redemption gate.

A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption you will not receive the redemption proceeds until the Fund’s transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Redemption Proceeds

The Fund typically expects that they will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests. In addition, under stressed market conditions, as well as for temporary or emergency purposes, the Fund may distribute redemption proceeds in kind, access a line of credit or overdraft facility, or borrow through other sources to meet redemptions. Redemption proceeds are generally paid in cash, but the Fund reserves the right to pay, above certain limits, all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Fund makes a payment in kind, the securities will be valued in the same manner as NAV is calculated. The Fund may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive. Additional information is available in the Fund’s SAI.

25

Shareholder Information

Selling Your Shares

continued

Delay or Suspension in Payment of Redemption Proceeds

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request. The Fund may postpone and/or suspend redemption and payment beyond one business day only as follows:

•

For any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks;

•

For any period (1) during which the New York Stock Exchange is closed other than customary week-end and holiday closings or (2) during which trading on the New York Stock Exchange is restricted;

•

For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of its shares;

•

For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

•

For any period that the SEC may by order permit for your protection;

•

For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws; or

•

For any period during which the Board of Trustees of the Fund has temporarily restricted redemptions from the Fund.

In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review of the facts and circumstances of the suspected financial exploitation is conducted, but the temporary hold may be extended for up to 10 additional business days if the internal review supports the belief that financial exploitation has occurred, is occurring, has been attempted, or will be attempted. Both the initial and additional hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (1) a natural person age 65 and older; or (2) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.

Closing of Small Accounts

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the pay date at the NAV determined at the close of business on that date.

Unclaimed Accounts

Per state requirements, property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

26

Shareholder Information

Service Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund.

	Class D Shares	Class I Shares	Intermediary Class Shares	Intermediary Service Class Shares	Class Y Shares
Sales Charge (Load)	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.	No front-end sales charge.
Servicing Fees	Subject to annual shareholder servicing fees of up to 0.25% of the Fund’s average daily net assets attributable to Class D Shares.	No servicing fees.	Subject to annual shareholder servicing fees of up to 0.05% of the Fund’s average daily net assets attributable to Intermediary Shares.	Subject to annual shareholder servicing fees of up to 0.10% of the Fund’s average daily net assets attributable to Intermediary Service Shares.	No servicing fees.
Fund Expenses	Higher annual expenses than Class I, Intermediary, Intermediary Service or Y Shares.	Lower annual expenses than Class D, Intermediary, Intermediary Service or Y Shares.	Lower annual expenses than Class D, or Intermediary Service Shares.	Lower annual expenses than Class D Shares.	Lower annual expenses than Class D or Intermediary Service Shares.

Shareholder Servicing Fees

The Fund has adopted a Shareholder Services Plan for Class D, Intermediary Shares and Intermediary Service Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Fund, including performing certain shareholder account, administrative and service functions.

Class D Shares are subject to a shareholder servicing fee of up to 0.25%, Intermediary Shares are subject to a shareholder servicing fee of up to 0.05%, and Intermediary Service Shares are subject to a shareholder servicing fee of up to 0.10%.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and/or its affiliates may, out of their own resources, and without cost to any Fund, assist in the sale, distribution and/or servicing of the Fund’s shares. Without limiting the foregoing, the Adviser and/or its affiliates may, out of their own resources, and without cost to any Fund, provide compensation to selected financial intermediaries for marketing and/or shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale, distribution and/or servicing of shares and shareholders of the Fund. These payments, which may be significant, are not paid by the Fund, and therefore, do not increase Fund expenses. Accordingly, these payments are not included in the fee and expense tables in this Prospectus. In addition, these payments do not change the price paid by shareholders for the purchase of Fund shares, the amount the Fund receive as proceeds from such sales or the fees and expenses paid by the Fund. Historically, these payments have generally been structured as a percentage of average net assets attributable to the financial intermediary, but may also be structured as a fixed dollar amount, or a combination of the two, or may be calculated on another appropriate basis. These payments are in addition to commissions, shareholder servicing fees and sales charges borne by shareholders. The making of these payments creates a conflict of interest for a financial intermediary receiving such payments to recommend the Fund over another investment. Shareholders should ask their financial intermediaries about how they will be compensated for investments made in the Fund. For additional information about these arrangements and payments, please see the “Payments to Financial Intermediaries” section of the SAI.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial adviser or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

27

Shareholder Information

HSBC Securities (USA) Inc.

P.O. Box 4217

Buffalo, NY 14240-8929

If you have any questions about the delivery of shareholder documents, please call 1-800-662-3343.

If your account is held directly with the Fund, please mail your request to the address below:

HSBC Funds

P.O. Box 219691

Kansas City, MO 64121-9691

If you have any questions regarding the delivery of shareholder documents, please call 1-800-782-8183 for Retail Investors and 1-877-244-2424 for Institutional Investors.

The Fund will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

Other Information

The prospectus and SAI, related regulatory filings, and any other Fund communications or disclosure documents do not purport to create any contractual obligations between the Fund and shareholders. The Fund may amend any of these documents or enter into (or amend) a contract on behalf of the Fund without shareholder approval except where shareholder approval is specifically required. Furthermore, shareholders are not intended to be third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with the Adviser, Subadviser or other parties who provide services to the Fund.

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Class I Shares, Intermediary Shares, Intermediary Service Shares and Class Y Shares receive the highest dividends because they have the lowest operating expenses. Net capital gains, if any, are distributed at least annually.

Net long-term capital gains distributions, if any, are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable. To the extent permitted by law, the Fund retains the right to temporarily suspend paying dividends if it is believed to be in the best interest of the Fund.

From time to time, a portion of the Fund’s distributions may constitute a return of capital for tax purposes, and/or may include amounts in excess of the Fund’s net investment income for the period calculated in accordance with generally accepted accounting principles.

Taxes

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the Fund’s SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

•

The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

•

Any income the Fund receives and any capital gain that the Fund realizes is paid out, less expenses, to its shareholders.

28

Shareholder Information

Dividends, Distributions and Taxes

continued

•

The Fund will generally pay dividends from net investment income on a monthly basis and any net long-term capital gains will generally be distributed at least on an annual basis. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be automatically invested in additional shares of the Fund. Dividends and distributions are treated in the same manner for federal and state income tax purposes whether you receive them in cash or in additional shares.

•

Dividends from the Fund are generally not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

•

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

•

Dividends attributable to interest income are generally taxable as ordinary income.

•

If the Fund reports a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that distribution at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

•

Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

•

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If the Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

•

Because the Fund does not seek to maintain a stable price per share, there may be tax consequences to you if you dispose of your shares in the Fund, for example, through redemption or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on the Fund’s shares.

•

With respect to any gain or loss recognized on the sale or exchange of shares of the Fund, unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.

•

Information regarding the federal tax status of distributions made by the Fund will be mailed by February 15th of each year. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

•

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares. A distribution will reduce the Fund’s NAV per share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

•

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 24% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make

29

Shareholder Information

Dividends, Distributions and Taxes

continued

required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding, which is applicable to all U.S. citizens, is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

•

Foreign shareholders are generally subject to special withholding requirements. If the Fund elects to report distributions of U.S. source interest and short term capital gains, such distributions may be paid to foreign shareholders free of withholding. The Fund has the option of not accepting purchase orders from non-U.S. investors.

•

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

•

There is a penalty on certain pre-retirement distributions from retirement accounts.

•

The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non- U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

•

If a liquidity fee is imposed in connection with the redemption of your shares, the IRS will require you to report any gain or loss recognized from your redemption. If you held your shares as a capital asset, the gain or loss that you recognize will be a capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption.

30

Financial Highlights

As of the fiscal year ended October 31, 2020, the Fund had not commenced operations. Therefore, there is no financial information available to report at this time.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports:

Once the Fund commences operations, its annual and semi-annual reports to shareholders will contain additional information on the Fund’s investments.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Fund’s annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Family of Funds from the Fund’s website at https://investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Fund, by contacting a broker or bank through which shares of the Fund may be purchased or sold, or contact the Fund at:

HSBC Funds P.O. Box 219691 Kansas City, MO 64121-9691 Telephone: 1-800-782-8183 for Retail Investors 1-877-244-2424 for Institutional Investors

You can review and copy the Fund’s annual and semi-annual reports and SAI for free from the SEC’s Website at www.sec.gov or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Investment Company Act File No. 811-04782

31

STATEMENT OF ADDITIONAL INFORMATION

HSBC FUNDS

	Class D	Class I	Intermediary Class	Intermediary Service Class	Class Y
HSBC ESG Prime Money Market Fund	HEDXX	HEIXX	HEGXX	HETXX	HEYXX

P.O. Box 219691

Kansas City, MO 64121-9691

General and Account Information - (800) 782-8183 (Toll Free)

HSBC Global Asset Management (USA) Inc.	Citi Fund Services Ohio, Inc.
Investment Adviser and Administrator of the Fund ( “Adviser” or “Administrator”)	Sub-Administrator of the Fund (“Citi” or “Sub-Administrator”)

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY THE PROSPECTUS FOR THE FUND DATED August 13, 2021 (the “Prospectus”). This Statement of Additional Information (“SAI”) contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and SAI may be obtained without charge by writing or calling the HSBC Funds (the “Trust”) at the address and telephone number printed above.

References in this SAI to the “Prospectus” are to the Prospectus dated August 13, 2021 of the Trust by which shares of the fund listed above (the “Fund”) are being offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this SAI as in the Prospectus.

Current audited financial statements for the Fund will be incorporated by reference from the Annual Report of the Fund (when available). Copies of the Annual Report (when available) may be obtained without charge by writing or calling the Trust at the address and telephone number printed above.

August 13, 2021

MANAGEMENT OF THE TRUST	25

Board of Trustees	25
Committees	29
Fund Ownership	30
Trustee and Officer Compensation	30
Investment Adviser	31
The Distributor	33
Payments to Financial Intermediaries	33
Administrator and Sub-Administrator	35
Transfer Agent	36
Custodian	36
Fund Accounting Agent	37
Shareholder Services Plan and Shareholder Servicing Agents	37
Federal Banking Law	38
Expenses	38
Proxy Voting	38

DETERMINATION OF NET ASSET VALUE	39

PURCHASE OF SHARES	39

In-Kind Purchases	40
Automatic Investment Plan	40
Purchases Through a Shareholder Servicing Agent or a Securities Broker	41

REDEMPTION OF SHARES	41

Systematic Withdrawal Plan	43
Redemption of Shares Purchased Directly Through the Fund	43

RETIREMENT PLANS	44

Individual Retirement Accounts (“IRAs”)	44
Defined Contribution Plans	44
Section 457 Plan, 401(k) Plan, 403(b) Plan	44

DIVIDENDS AND DISTRIBUTIONS	44

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES	45

TAXATION	47

Federal Income Tax	47
Distributions in General	48
Sale or Redemption of Shares	49
Original Issue Discount/Market Discount	49
Backup Withholding	50
Other Taxation	50

Foreign Shareholders	50

OTHER INFORMATION	51

Capitalization	51
Independent Registered Public Accounting Firm	51
Counsel	51
Code of Ethics	51
Registration Statement	52
Financial Statements	52
Shareholder Inquiries	52

APPENDIX A: DESCRIPTION OF SECURITIES RATINGS	A-1

APPENDIX B: ISS PROXY VOTING GUIDELINES	B-1

GENERAL INFORMATION

The Fund is a separate series of the Trust, an open-end management investment company. The Fund is a money market fund that must comply with the requirements of the SEC’s Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and, by virtue of compliance with the diversification requirements of Rule 2a-7, is deemed to have satisfied the diversification requirements of the 1940 Act. The Trust includes certain equity funds and other money market funds that are covered in separate SAIs. As of the date of this SAI, the Fund has not commenced operations.

Shares of the Fund are divided into five separate classes: Class D (the “Class D Shares”), Institutional Shares (the “Class I Shares”), Intermediary Class (the “Intermediary Shares”), Intermediary Service Class (the “Intermediary Service Shares”), and Class Y (the “Class Y Shares”). See the Prospectus and “Purchase of Shares” for information about the various classes and eligibility to invest therein.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

The following information supplements the discussion of the investment objective, policies, and risks of the Fund in the Fund’s Prospectus.

The Fund covered by this SAI is a money market fund. Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s shares will fluctuate with changes in the values of the Fund’s portfolio securities. The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the minimization of principal volatility, while considering select environmental, social and governance (“ESG”) criteria. There can be no assurance that the investment objective of the Fund will be achieved. Except as otherwise indicated, the investment objective and related policies and strategies of the Fund are not fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without the approval of Fund shareholders. Shareholders will be given advance notice of material changes to the Fund's investment objective or other non-fundamental investment policies. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs.

The Fund seeks to achieve its investment objective by investing in a portfolio of high quality debt obligations with maturities of (or deemed maturities of) 397 days or less and repurchase agreements collateralized by these types of obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less, each as calculated in accordance with Rule 2a-7. Examples of these instruments include:

-	bank certificates of deposit (“CDs”): negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return;
-	time deposits: non-negotiable deposits maintained in banking institutions for specified periods of time and stated interest rates;
-	bankers’ acceptances: negotiable drafts or bills of exchange that have been “accepted” by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity;
-	prime commercial paper: high-grade, short-term obligations issued by banks, corporations and other issuers;
-	corporate obligations: high-grade, short-term corporate obligations (other than prime commercial paper);
-	municipal obligations: high-grade, short-term municipal obligations;
-	Government securities: marketable securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities;

-	repurchase agreements collateralized by U.S. Treasury or U.S. government agency obligations; and
-	repurchase agreements secured by collateral other than cash and U.S. government securities.

The Fund invests in high quality debt obligations that have been determined by the Adviser to present minimal credit risks to the Fund. In determining whether a security presents minimal credit risks to the Fund, the Adviser will analyze the capacity of the security’s issuer or guarantor to meet its financial obligations and other factors, including any ratings by a nationally recognized statistical rating organization.

The Fund will also invest in issuers that are considered by the Adviser to be better at addressing ESG risks than other issuers in the Fund’s investable universe. To identify issuers that are considered to be better at addressing ESG risks, the Adviser will use a combination of its own proprietary scoring system, which is partly based on third-party data, and individual environmental, social and governance (E, S and G) scores assigned by third parties, to assign a single ESG score to each approved issuer in the Fund’s investable universe. The individual E, S and G scores and single ESG score measure the performance of an issuer’s business operations and governance based on select E, S and/or G criteria deemed to be material by the Adviser and third-party research providers. ESG criteria deemed to be material by the Adviser and third-party research providers includes, for example, emissions, resource use, human and workforce rights, management behavior and corporate social responsibility.

Potential investments are evaluated and scored on a relative basis against other issuers in the investable universe. While an issuer’s individual E, S and G scores and single ESG score will not be solely determinative of the inclusion or exclusion of the issuer, the Adviser will generally apply relative ESG score screens that will exclude issuers which rank in the bottom quartile for their single ESG score and/or bottom decile of any individual E, S or G score. The proprietary scoring system seeks to provide a more comprehensive approach to security selection than credit analysis alone.

The Adviser will also use a combination of sector specific and other screens to identify and exclude issuers that, among other things: (1) are involved in certain sectors, such as nuclear armaments and other controversial weapons; (2) derive material revenue (generally greater than 10%) from certain sectors, such as thermal coal extraction; and (3) are believed to be in breach of the principles outlined in the United Nations Global Compact.

Although the Fund must invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in debt obligations whose issuer or guarantor, in the opinion of the Adviser, meet the minimum ESG criteria described above at the time of purchase, the Fund generally expects to invest all or substantially all of its net assets in these investments. The Adviser will also seek to engage with issuers to address identified shortcomings in how they manage ESG risks to enable them to understand that ESG performance is factored into decisions on whether their securities may be purchased by the Fund.

The Fund invests primarily in bank certificates of deposit, time deposits, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, U.S. government securities and repurchase agreements collateralized by U.S. government securities. The Fund’s investments may also include variable rate demand notes and repurchase agreements secured by collateral other than cash and U.S. government securities, including equity securities and investment grade debt securities, to the extent permitted by Rule 2a-7 under the 1940 Act.

The Fund may invest without limit in the domestic banking industry when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards and the minimum ESG criteria in such industry justify any additional risks associated with the concentration of the

Fund’s assets in the industry. The Fund may also invest without limit in commercial paper and short-term corporate obligations of domestic financial institutions. The Fund may also make investments in U.S. dollar denominated commercial paper and other obligations of foreign issuers and in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.

The Fund seeks to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Additionally, the Fund will seek to take advantage of temporary disparities in yields of different segments of high-grade money market instruments or among particular instruments within the same segment of the market.

In purchasing and selling securities for the Fund, portfolio managers consider the Adviser’s credit analysis and ESG criteria. Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit, liquidity and ESG analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity, yield and ESG criteria.

QUALIFYING AS A REGULATED INVESTMENT COMPANY

The Trust intends for the Fund to maintain its qualification as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to maintain such qualification, among other things, at the close of each quarter of the Fund’s taxable year, at least 50% of the Fund’s total assets must be represented by cash, U.S. Government Securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, at the close of each quarter of its taxable year, not more than 25% of the Fund’s total assets may be invested in securities of one issuer (or two or more issuers which are controlled by the Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities or the securities of other regulated investment companies or in the securities of one or more “qualified publicly traded partnerships”.

INVESTMENT TECHNIQUES AND RISKS

The Fund invests in a variety of securities in accordance with its investment objectives and policies (as described in the Prospectus and above in this SAI) and employs a number of investment techniques. Each type of security and technique involves certain risks. The following is an alphabetical list of the investment techniques used by the Fund as indicated in the table, and the main risks associated with those techniques. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

The table below indicates the types of investments and techniques that are material to the investment strategies employed by the Fund.

Type of Investment Technique or Risk	ESG Prime Money Market Fund
Asset-Backed Securities	X
Cyber Security Risk	X
ESG Investing Risk	X
Fixed Income Securities	X
Foreign Securities	X
Global Financial Markets	X
Investments in Other Investment Companies	X
Liquidity	X
Mortgage-Related Securities	X
Municipal Obligations	X
Obligations of Personal and Business Credit Institutions (Banking Industry)	X
Operational Risk	X
Repurchase Agreements	X
Risks of Qualified Financial Contracts	X
Selection of Money Market Investments	X
Sovereign and Supranational Debt Obligations	X
U.S. Government Securities	X
Variable Rate Demand Notes	X

ASSET-BACKED SECURITIES

The Fund may invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, including auto loans, credit card receivables, home equity loans, and student loans, are being securitized in pass-through structures similar to the mortgage pass-through structures described below, or in a pass-through structure similar to the collateralized mortgage structure.

Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that the Fund invests in asset-backed securities, the values of the Fund’s portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

Asset-backed securities present certain additional risks because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, if the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee. However, the Fund is subject to the credit risk of the person or entities providing the credit enhancements.

CYBER SECURITY RISK

The Fund faces greater risks of cyber security breaches because of the broad use of technology, such as computer systems and the internet, that has developed in the course of business. In general, cyber-attacks result from deliberate attacks but other events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among others, stealing, destroying or corrupting data that is maintained online or digitally, denial-of-service attacks on websites, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund or its investment adviser, subadviser, custodian, transfer agent, intermediary or other third-party service provider may adversely impact the Fund. These cyber-attacks have the ability to cause disruptions and impact business operations, to result in financial losses, to prevent shareholders from transacting business, and to lead to violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Similar to operational risk in general, the Fund and its investment adviser have instituted risk management systems designed to minimize the risks associated with cyber security. However, it is not certain that these systems will succeed, especially because the Fund does not directly control the cyber security systems of the service providers to the Fund, its trading counterparties, or the issuers in which the Fund may invest. Moreover, there is a risk that the cyber-attacks will not be detected.

FIXED INCOME INSTRUMENTS

The Fund may invest in fixed income securities. The value of the Fund’s investment in fixed income instruments may change as prevailing interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. However, a low interest rate environment poses risks to the Fund, which are heightened in a very low or negative interest rate environment. Low or negative yields on the Fund’s portfolio holdings may have an adverse impact on its ability to generate a positive yield to shareholders, pay expenses out of Fund assets, minimize the volatility of the Fund’s NAVs per share and/or achieve its investment objective. Interest rates in the United States are currently at historically low levels, and certain countries (such as countries in Europe and Japan) have already experienced negative interest rate environments. Low or negative interest rates may continue for the foreseeable future.

When interest rates rise, the value of fixed income securities can be expected to decline. The Fund’s investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than shorter-term obligations. Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income-producing or fixed income securities. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflationary or deflationary pressures, changing inflation or real growth rates, general market and economic conditions, etc.). The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.

Outflows in the fixed income market could impose difficulties on dealers because the recent increase of assets in bond mutual funds and exchange traded funds has not been matched with a proportionate increase in dealer capacity. As such, dealer inventories appear to be at an all-time low, relative to the market size. This reduction in market-making capacity by dealers has the potential to decrease liquidity and increase volatility in fixed income markets.

After purchase by the Fund, a fixed income security may cease to be rated or its rating may be reduced below the minimum required for purchase. A fixed income security which has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than instruments in the higher rating categories. Such instruments are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of its issuers of such securities) than securities in higher rating categories.

ESG Investing Risk

The incorporation of ESG criteria, including the ESG scores and the sector specific and other screens, into the investment process will cause the Fund to forgo investment opportunities available to other money market funds that do not use these criteria, or to increase or decrease its exposure to certain sectors, regions or countries or certain types of issuers. The Fund’s investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage. Moreover, certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, which may change without notice. As a result of the foregoing, the Fund could underperform other money market funds that do not consider ESG criteria in their investment processes. In evaluating an issuer, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of ESG criteria relevant to a particular issuer. Moreover, the Adviser’s evaluation of ESG criteria may vary from that of other funds or their investment advisers because there are no generally accepted standards for ESG disclosure or evaluation.

Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by any third-party research or data providers or any judgment exercised by the Adviser or its affiliates will reflect the beliefs or values of any particular investor. Investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Moreover, the assessment by the Adviser or its affiliates of an issuer may change over time, which could cause the Fund to hold securities that no longer meet the minimum ESG criteria. Constraints imposed by regulations applicable to money market funds or other considerations relating to credit quality, liquidity or yield, may limit the Adviser’s ability to implement the Fund’s ESG investment strategy.

FOREIGN SECURITIES

The Fund may invest in securities of foreign issuers. Such investments by the Fund may be made in U.S. dollar-denominated commercial paper of foreign issuers and in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These foreign investments involve certain special risks described below.

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, social, political and regulatory risks. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations (including repatriation restrictions), tariffs and/or trade embargoes, expropriation or confiscatory taxation, other taxes imposed by the foreign country on the Fund’s earnings, assets, or transactions, limitation on the removal of cash or other assets of the Fund, political or financial instability, the imposition of economic sanctions, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Additional costs associated with an investment in foreign securities may include higher custodial fees than those that apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

GLOBAL FINANCIAL MARKETS

Global economies and financial markets are becoming increasingly interconnected. Social, political and economic conditions (including recent instability and volatility) and events (including, but not limited to, armed conflicts, natural/environmental disasters, pandemics, epidemics, social unrest, and government shutdowns and defaults) in one country, region or financial market, including a country, region or market in which a Fund has not invested, may adversely impact issuers in a different country, region or financial market, including a country, region or market in which the Fund has invested. As a result, the Fund could be negatively impacted if the values of its investments were harmed by these political or economic conditions or events. Such conditions and/or events may not have the same impact on all types of securities and may expose the Fund to greater market or liquidity risk or cause difficulty in valuing portfolio instruments held by the Fund. This could cause the Fund to underperform other types of investments. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations. For additional information, please see the discussion herein on “Operational Risk.”

For example, the recent outbreak of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in markets around the world. The transmission of COVID-19 and efforts to contain its spread have resulted in severe macroeconomic disruptions, exchange closures, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff furloughs and reductions) and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. Such events, or other disruptions caused by social, political, or economic conditions or other events, could adversely impact issuers, markets and economies (and, accordingly, the Fund) over the short- and long-term, including in ways that cannot be foreseen.

The severity or duration of such conditions and/or events may be affected by policy changes made by governments or quasi-governmental organizations. Historically, instability in the financial markets has led governments across the globe to take a number of actions designed to support the financial markets. For example, in response to the outbreak of COVID-19, the U.S. Government passed the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) into law in March 2020, which provided approximately $2.0 trillion in economic relief to certain businesses and individuals affected by COVID-19. In addition, the United States Federal Reserve announced in March 2020 several initiatives designed to help money market mutual funds address illiquidity concerns stemming from COVID-19-related market dislocations and significant investor demand for redemptions. There can be no guarantee that the CARES Act, other economic stimulus bills (within the United States or other affected countries throughout the world), or other government actions will be sufficient or will have their intended effect. Future government regulation and/or intervention may also change the way in which the Fund is regulated and could limit or preclude the Fund’s ability to achieve its investment objective. Moreover, governments or their agencies may acquire distressed assets from financial institutions, may acquire ownership interests in those institutions, or may impose conditions on issuers receiving financial assistance (including by restricting or limiting their ability to pay dividends), all of which may affect the Fund’s investments in ways that are unforeseeable.

Political institutions may not be able to effectively respond to these political and economic conditions and events, and these political institutions may erode over time. For example, one or more countries that have adopted the euro may abandon that currency and/or withdraw from the European Union, which could disrupt global markets and affect the liquidity and value of the Fund’s investments, regardless of whether the Fund has significant exposure to European markets. In addition, countries in the Asian region (particularly China) may be adversely affected by social, political, economic and regulatory developments, including long-running border and diplomatic disputes with neighboring countries or the international community, that could adversely impact economies within individual Asian countries or the Asian region or the global market as a whole.

In addition, in the United States, total public debt as a percentage of gross domestic product has grown rapidly since 2008. High levels of national debt may raise concerns that the U.S. government will be unable to pay investors at maturity, may cause declines in currency valuations and may prevent the U.S. government from implementing effective fiscal policy.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Subject to certain restrictions, the Fund may invest in securities issued by other money market funds that primarily invest in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. Such securities will be acquired by the Fund within the limits prescribed by the 1940 Act and the rules thereunder. Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the operating expenses of such companies, including investment advisory and administrative services fees. In addition, the Fund will be affected by the investment policies, practices, and performance of such other money market funds in direct proportion to the amount of assets the Fund invests therein.

The Trust may, in the future, seek to achieve the Fund’s investment objective (subject to applicable investment restrictions) by investing all of the Fund’s assets in an open-end management investment company having substantially the same investment objective, policies and restrictions as those applicable to the Fund. In such event, the investment advisory contract for the Fund would be terminated and the administrative services fees paid by the Fund would be reduced. Such investment would be made only if the Trustees of the Trust believe that the aggregate per share expenses of the Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

In cases where (i) the Fund has an investment policy to invest under normal circumstances at least 80% of its net assets in a particular type or category of securities, and (ii) the Fund invests in another investment company that has a similar investment policy requiring it to invest under normal circumstances at least 80% of its net assets in that type or category of securities, the Fund will treat its investment in the other investment company as meeting the requirements of the Fund’s policy concerning the investment of at least 80% of the Fund’s net assets.

LIQUIDITY

The Fund will comply with the liquidity requirements under Rule 2a-7, including the weekly and daily liquidity requirements. In addition, the Fund will not acquire an illiquid security (as defined below) if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid securities. An illiquid security is a security that cannot be sold or disposed of within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

The policy with respect to the purchase of illiquid securities does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) or commercial paper issued pursuant to Section 4(a)(2) under the 1933 Act that are determined to be liquid in accordance with guidelines established by the Board. There may be delays in selling these securities, and sales may be made at less favorable prices.

The Adviser may determine that a particular Rule 144A or Section 4(a)(2) security is liquid and thus not subject to the limitation on investments in illiquid securities, pursuant to guidelines adopted by the Board. Factors that the Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number, diversity, and quality of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

MORTGAGE-RELATED SECURITIES

The Fund may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations (“CMOs”). Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities, but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates.

There are two methods of trading mortgage-backed securities. A specific pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage transaction, called a TBA (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. For example, in a TBA transaction an investor could purchase $1 million of 30-year Federal National Mortgage Association (“FNMA”) 9% mortgages and receive up to three pools on the settlement date. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. For example, an investor may request pools with particular characteristics, such as those that were issued prior to January 1, 1990. The most detailed specification of the trade is to request that the pool number be known prior to purchase. In this case, the investor has entered into a specific pool transaction. Generally, agency pass-through mortgage-backed securities are traded on a TBA basis. The specific pool numbers of the securities purchased do not have to be determined at the time of the trade.

Mortgage-backed securities have yield and maturity characteristics that are dependent on the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

Investment in mortgage-backed securities poses several risks, including interest rate, prepayment, market, and credit risk. Interest rate risk reflects the risk that, as interest rates rise, the value of mortgage-backed securities generally can be expected to fall. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related agencies or instrumentalities may not be backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

The financial crisis in 2007—particularly the increase in delinquencies and defaults on residential mortgages, falling home prices, and unemployment—had adversely affected the market for mortgage-related securities. In addition, various market and governmental actions may impair the ability to foreclose on or exercise other remedies against underlying mortgage holders, or may reduce the amount received upon foreclosure. These factors may cause mortgage-related securities to experience lower valuations and reduced liquidity. There is also no assurance that the U.S. Government will take action to support the mortgage-related securities industry, as it has in the past, should the economy experience another downturn. Further, future legislative and other government actions may significantly alter the manner in which the mortgage-related securities market functions. Each of these factors could ultimately increase the risk that the Fund could realize losses on mortgage-related securities.

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association (“GNMA”)) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration (“FHA”) insured or Department of Veterans Affairs (“VA”) guaranteed mortgages. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the Federal Home Loan Banks. FHLMC issues participation certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC.  FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The steps taken in connection with the conservatorship are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

FHFA and the White House have made public statements regarding plans to consider ending the conservatorships of FNMA and FHLMC. In the event that FNMA and FHLMC are taken out of conservatorship, it is unclear how the capital structure of FNMA and FHLMC would be constructed and what effects, if any, there may be on FNMA’s and FHLMC’s creditworthiness and guarantees of certain mortgage-backed securities. It is also unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations related to senior preferred stock. Should FNMA’s and FHLMC’s conservatorship end, there could be an adverse impact on the value of their securities, which could cause losses to the Fund.

The conditions attached to the financial contribution made by the Treasury to FHLMC and FNMA and the issuance of senior preferred stock place significant restrictions on the activities of FHLMC and FNMA. FHLMC and FNMA must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of FHLMC’s and FNMA’s respective portfolios of mortgages and mortgage- backed securities, and the purchase agreements entered into by FHLMC and FNMA provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of FHLMC and FNMA could be impacted by (among other things) the actions taken and restrictions placed on FHLMC and FNMA by the FHFA in its role as conservator, the restrictions placed on FHLMC’s and FNMA’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at FHLMC and FNMA, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by FHLMC and FNMA, including any such mortgage-backed securities held by the Fund.

Under the direction of the FHFA, FNMA and FHLMC have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the “Single Security Initiative”) that aligns the characteristics of FNMA and FHLMC certificates. The Single Security Initiative seeks to support the overall liquidity of the TBA market. FNMA and FHLMC began issuing uniform mortgage-backed security in June 2019, and the effects it may have on the market for mortgage-backed securities are uncertain. While the initial effects of the issuance of uniform mortgage-backed securities on the market for mortgage-related securities have been relatively minimal, the long-term effects are still uncertain.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Fund is subject to the liquidity requirements described above.

The assets underlying mortgage-related securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates that are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds. Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Stripped Mortgage-Backed Securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The cash flow and yields on IO and PO classes can be extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are typically purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to the Fund’s limitations on investments in illiquid securities.

Mortgage-Backed Securities and Asset-Backed Securities - Types of Credit Support. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. However, the Fund is subject to the credit risk of a person or entities providing the credit enhancements.

The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “overcollateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

MUNICIPAL OBLIGATIONS

The Fund may invest in short-term, high quality, fixed rate and variable rate obligations issued by a state, territory or possession of the United States, and their authorities, agencies, political subdivisions and instrumentalities and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation interests issued by banks, insurance companies or other financial institutions with respect to such obligations. (Such obligations, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred herein as “Municipal Obligations.”) In determining the tax status of interest on Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer.

OBLIGATIONS OF PERSONAL AND BUSINESS CREDIT INSTITUTIONS (BANKING INDUSTRY)

The Fund may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit institution industries when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards and the minimum ESG criteria in those industries justify any additional risks associated with the concentration of the Fund’s assets in those industries. The Fund, however, will invest more than 25% of its assets in the personal credit institution or business credit institution industries only when, to the Adviser’s knowledge, the yields then available on securities issued by companies in such industries and otherwise suitable for investment by the Fund exceed the yields then available on securities issued by companies in the banking industry and otherwise suitable for investment by the Fund. As a result, the Fund may be especially affected by favorable and adverse developments in or related to these industries. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks and other financial institutions may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks and other financial institutions that operate in the banking industry and the personal credit institution and business credit institution industries.

OPERATIONAL RISK

The Fund’s investments or their service providers may be negatively impacted due to operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. The use of certain investment strategies that involve manual or additional processing increases these risks. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

In addition, the Fund relies on various sources to calculate its NAV. Therefore, the Fund is subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures.

The operation risks could also arise from events that are wholly or partially beyond the Funds’ control. These events would include, but are not limited to, armed conflicts, natural disasters, pandemics, epidemics, social unrest, and government shutdowns.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer’s funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to the Fund’s custodian bank either physically or in book entry form and the collateral is marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. The Fund may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The Fund may also enter into a repurchase agreement with the Federal Reserve Bank of New York, the Fixed Income Clearing Corporation, or certain counterparties approved by the Adviser. The restrictions and procedures that govern the investment of the Fund’s assets in repurchase obligations are designed to minimize the Fund’s risk of losses from those investments. Repurchase agreements are considered collateralized loans under the 1940 Act.

The repurchase agreement provides that, in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Fund will have the right to liquidate the securities. If, at the time the Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund’s exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the Fund only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitors that seller’s creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

All repurchase agreements entered into by the Fund are fully collateralized at all times during the period of the agreement in that the value of the collateral is at least equal to the amount of the loan, reduced by the transaction costs (including the loss of interest) that the Fund reasonably could expect to incur in the event that the Fund must liquidate the collateral, and the Fund or its custodian bank has possession of the collateral, which the Board believes gives the Fund a valid, perfected security interest in the collateral. The Board believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Fund. Repurchase agreements give rise to income which does not qualify as tax-exempt income when distributed to Fund shareholders.

Repurchase agreements involving obligations other than U.S. Government Securities (such as commercial paper, corporate bonds, mortgage loans and equities) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the 1940 Act or the Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

RISKS OF QUALIFIED FINANCIAL CONTRACTS

Regulations adopted by federal banking regulators under the Dodd-Frank Act require that certain qualified financial contracts (“QFCs”) with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. QFCs include, but are not limited to, repurchase agreements. If a covered counterparty of the Fund or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact the Fund’s credit and counterparty risks.

SELECTION OF MONEY MARKET INVESTMENTS

The Fund invests in fixed income securities. The value of the fixed income securities in the Fund’s portfolio can be expected to vary inversely with changes in prevailing interest rates. Although the Fund’s investment policies are designed to minimize these changes, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.

Considerations of portfolio quality, maturity, diversification and liquidity, as well as preservation of capital, mean that the Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objectives, the Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. The Fund will also invest to take advantage of what the Adviser believes to be temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market. In purchasing and selling securities for the Fund, portfolio managers consider the Adviser’s credit analysis. Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield. These policies, as well as the relatively short maturity of obligations purchased by the Fund, may result in frequent changes in the Fund’s portfolio. Portfolio turnover may give rise to taxable gains. The Fund does not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS

The Fund may invest in sovereign and supranational debt obligations. To the extent the Fund invests in sovereign and supranational debt instruments issued or guaranteed by foreign governments, agencies, and supranational entities (“sovereign debt obligations”), especially sovereign debt obligations of developing countries, an investment in the Fund may be subject to a high degree of risk, and the sovereign debt obligation may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. The total public debt of governments as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high levels of debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may increase borrowing costs and cause a government to issue additional debt, thereby increasing the risk of refinancing. A high national debt also raises concerns that a government may be unable or unwilling to repay the principal or interest on its debt. Unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government Securities. U.S. Government Securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government.

Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agencies’ obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will be able or willing to repay any principal or interest when due, or will provide financial support to a U.S. Government agency, authority, instrumentality or sponsored enterprise when it is not obligated by law to do so.

Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by FNMA, FHLMC, Federal Home Loan Banks, Federal Farm Credit Bank, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by an Act of Congress, the issuer is not funded by congressional appropriations, and its securities are neither guaranteed nor insured by the U.S. Treasury.

VARIABLE RATE DEMAND NOTES

The Fund may invest in variable rate demand notes, which provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days’ notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or “putting” such instrument to a third party.

Investments in floating or variable rate securities normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury bonds or bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on short notice at par plus accrued interest. While there is usually no established secondary market for issues of this type of security, the dealer that sells an issue of such securities frequently also offers to repurchase such securities at any time, at a repurchase price which varies and may be more or less than the amount the bondholder paid for them.

Because of the variable rate nature of the instruments, during periods when prevailing interest rates decline, the Fund’s yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, the Fund’s yield will increase and its shareholders will have reduced risk of capital depreciation. In certain cases, the interest rate index on which an instrument’s yield is based may not rise and fall to the same extent or as quickly as the general market for municipal obligations. The value of these instruments may be more volatile than other floating rate municipal obligations.

Certain floating or variable rate obligations may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity.

The maturity of a floating rate obligation with a maturity in excess of 397 days is deemed to be the period until the Fund would be entitled to payment pursuant to demand rights. The maturity of a floating rate obligation with a maturity of 397 days or less is deemed to be one day. The maturity of a variable rate obligation with a maturity in excess of 397 days is deemed to be the longer of the period remaining until the next interest rate adjustment or the period until the Fund would be entitled to payment pursuant to demand rights. The maturity of a variable rate obligation with a maturity of 397 days or less is deemed to be the earlier of such periods. The deemed maturities of such floating or variable rate obligations will not apply for purposes of determining the Fund’s dollar-weighted average portfolio life. If not redeemed for the Fund through the demand feature, an obligation matures on a specified date which may range up to 30 years from the date of issuance.

PORTFOLIO TRANSACTIONS

Portfolio securities normally will be purchased or sold from or to issuers directly or from or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a principal basis and do not involve brokerage commissions. The cost of executing portfolio securities transactions for the Fund primarily consists of dealer spreads and underwriting commissions. The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for the Fund. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund’s shareholders rather than by any formula. In placing orders for the Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of Fund investments for the Fund with a broker-dealer affiliate of the Adviser.

The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results and subject to certain conditions, give preference to a dealer that has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising several of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid from the Fund is not reduced because the Adviser and its affiliates receive such services.

Under the 1940 Act, persons affiliated with HSBC USA, Inc. (“HSBC USA”), the Adviser, the Trust or Foreside Distribution Services, L.P. (“Foreside” or “Distributor”) are generally prohibited from dealing with the Fund as a principal in the purchase and sale of securities. The Fund may purchase securities from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, the Fund or Foreside may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review any commissions paid by the Fund to affiliated brokers. The Fund will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”), the Adviser may cause the Fund to pay a broker-dealer which provides “brokerage and research services” (as defined in the 1934 Act) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided that the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or its respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising the Fund.

The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and the Adviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. The SEC has published interpretative guidance that tightened previously existing standards concerning the types of expenses that qualify for the Section 28(e) safe harbor and set forth certain steps that investment advisers would need to take in order to ensure such qualification.

Investment decisions for the Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day’s transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for the Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that, in some cases, this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the Adviser believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

The Board has adopted a policy to ensure compliance with Rule 12b-1(h) under the 1940 Act in the selection of broker-dealers to execute portfolio transactions for the Fund. Generally, Rule 12b-1(h) prohibits the Fund from compensating a broker-dealer for promotion or sale of Fund shares by directing to the broker-dealer securities transactions or remuneration received or to be received from such portfolio securities transactions.

Since the Fund invests primarily in fixed-income securities, it is anticipated that most purchases and sales will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Fund would not ordinarily pay significant brokerage commissions with respect to their securities transactions.

In the United States and in some other countries debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter’s commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer’s mark-up or mark-down. The Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking best execution, securities may, as authorized by each investment advisory contract, be bought from or sold to dealers who have furnished statistical, research and other information or services to the Adviser. At present, no arrangements for the recapture of commission payments are in effect.

As of the date of this SAI, the Fund has not commenced operations. As such, the Fund has not paid any brokerage commissions.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies and procedures relating to the disclosure of the Trust’s portfolio securities (the “Policy”). The Policy is designed to ensure that the disclosure of holdings information is necessary to the Trust’s operation or useful to the Trust’s shareholders without compromising the integrity or performance of the Trust. Disclosure of information regarding the portfolio holdings of the Fund occurs only upon the determination, by the Trust’s Chief Compliance Officer (“CCO”), that such disclosure is in the best interests of the Fund’s shareholders and that it does not present a conflict of interest between the shareholders and the Adviser, principal underwriter, or any affiliated person of the Fund, the Adviser, or its principal underwriter.

The Trust discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Shareholders. Semi-Annual and Annual Reports are distributed to shareholders and are also available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov and on the Trust’s website at https://investorfunds.us.hsbc.com.

The Fund will also disclose on the Adviser’s Web site: (i) within five business days after the end of each month, a complete schedule of portfolio holdings and certain other information, including the dollar-weighted average portfolio maturity and dollar-weighted average portfolio life of the Fund; (ii) each business day, (a) the percentage of the Fund’s total assets that are invested daily and weekly liquid assets, (b) the Fund’s daily net inflows or outflows, and (c) the Fund’s marked-to-market NAV per share. In addition, the Fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information of the Fund. The Fund’s Form N-MFP filings will be available on the SEC’s Web site, and the Adviser’s Web site will contain a link to such filings.

The Fund will also publicly disclose the complete schedule of the Fund’s portfolio holdings on a weekly or monthly basis. This information, which will include portfolio holdings, sector holdings and other characteristics, will generally be available on the Adviser’s Web site subject to a delay of five (5) business days. The disclosure of weekly portfolio holdings information, however, may not occur when monthly portfolio holdings information will be available shortly before or after the date on which the weekly portfolio holdings information would otherwise be available. Portfolio holdings information will be available until it is updated as of the following period. The information on the Adviser’s Web site is publicly available to all categories of persons.

The Trust or the Adviser may share non-public holdings information of the Trust on a more frequent basis with the Adviser and other service providers to the Trust (including the Trust’s custodian; the Sub-Administrator; and pricing services such as FT Interactive). In addition, the Trust may share non-public holdings information with mutual fund ranking and rating services, including Standard & Poor’s Corporation, Morningstar, Lipper Analytical Services, FactSet, Fitch Ratings, Inc., Fundipedia and Bloomberg L.P. These service providers and other entities owe contractual, fiduciary, or other legal duties of confidentiality to the Trust or the Adviser that foster reasonable expectations that holdings information will not be misused. The Trust’s officers may authorize disclosure of the Trust’s holdings portfolio information to service providers where such service provider needs information to fulfill its duties.

The Trust may also disclose information about portfolio holdings to mutual fund evaluation services that agree not to disclose the information to third parties and that enter into a Confidentiality Agreement. Such Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that such information will be used solely for the purpose of analysis and evaluation of the portfolio. Disclosures may be made to other third parties under a Confidentiality Agreement satisfactory to Fund counsel and the Trust’s CCO. The Confidentiality Agreement prohibits anyone in possession of non-public holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform services for the portfolio.

Currently, the Trust has arrangements to provide additional disclosure of holdings information to the following evaluation services: Lipper Analytical Services (10 days after the end of each month), Morningstar (5 business days after the end of each month), Bloomberg L.P. (60 days after the end of each quarter), FactSet (daily), Fitch Ratings, Inc. (two times per month), Fundipedia (5 business days after the end of each month) and Standard & Poor’s Corporation (between 3-5 days after the end of each week).

No compensation or other consideration is paid to or received by any party in connection with the disclosure of holdings information, including the Trust, the Adviser and its affiliates.

Pursuant to the Policy, the CCO may authorize exceptions and allow disclosures under other circumstances he or she deems appropriate. In addition, the Fund may disclose its holdings, as appropriate, in conformity with the foregoing principles. Compliance with the Policy (including the use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a regular basis, and any violations constituting a “Material Compliance Matter” as defined under Rule 38a-1 under the 1940 Act will be reported by the CCO to the Board.

INVESTMENT RESTRICTIONS

The Fund has adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a “majority of the outstanding shares” of the Fund, which, as used in this SAI, means the vote of the lesser of (i) 67% or more of the outstanding “voting securities” of the Fund present at a meeting, if the holders of more than 50% of the outstanding “voting securities” of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding “voting securities” of the Fund. The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act.

Notwithstanding anything contained herein to the contrary, the Fund will seek to comply with the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the 1940 Act, including the prohibition from acquiring an illiquid security if, immediately after the acquisition, the Fund would have more than 5% of its total assets invested in illiquid securities.

NON-FUNDAMENTAL RESTRICTIONS

The Fund is subject to the following non-fundamental restriction, in addition to the fundamental restrictions set forth below under the headings for the Fund:

1.         The Fund may not directly purchase securities or other instruments issued by companies that manufacture cluster munitions or anti-personnel mines. The Adviser uses the definitions within the 1997 Mine Ban Treaty and the 2008 Convention on Cluster Bombs for guidance and implementation. The Fund may purchase securities of registered investment companies, ETNs or other pooled vehicles that invest in companies that manufacture cluster munitions or anti-personnel mines.

FUNDAMENTAL RESTRICTIONS

As a matter of fundamental policy, the Trust, on behalf of the Fund:

1.         may borrow money to the extent permitted under the 1940 Act and the rules and regulations thereunder;

2.         may issue senior securities to the extent permitted under the 1940 Act and the rules and regulations thereunder;

3.         may not act as an underwriter of securities issued by others, except to the extent it could be considered an underwriter in the acquisition and disposition of restricted securities;

4.         may not “concentrate” its investments in any one industry (excluding the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such investments), except to the extent permitted under the 1940 Act and the rules and regulations thereunder; provided, however, that the Fund may invest without limitation in U.S. dollar-denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks;

5.         may purchase or sell real estate or any interest therein (such as securities or instruments backed by or related to real estate) to the extent permitted under the 1940 Act and the rules and regulations thereunder;

6.         may purchase or sell commodities, including physical commodities, or contracts, instruments and interests relating to commodities to the extent permitted under the 1940 Act and the rules and regulations thereunder; or

7.         may make loans to the extent permitted under the 1940 Act and the rules and regulations thereunder.

DIVERSIFICATION AND OTHER MEASURES

The Fund’s diversification tests are measured at the time of initial purchase and calculated as specified in Rule 2a-7 under the 1940 Act, which may allow the Fund to exceed the limits specified in the Prospectus for certain securities subject to guarantees or demand features. The Fund will be deemed to satisfy the maturity requirements described in the Prospectus to the extent that the Fund satisfies the applicable maturity requirements in Rule 2a-7 under the 1940 Act. The definition of issuer for purposes of these investment restrictions is the same as that described under “Investment Objective, Policies and Restrictions” in this SAI for the purpose of diversification under the 1940 Act.

It is the intention of the Fund, unless otherwise indicated, that with respect to the Fund’s policies that are the result of the application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

PERCENTAGE AND RATING RESTRICTIONS

If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Fund’s Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or a later change in the rating of a security held by the Fund is not considered a violation of policy. However, the Adviser will consider such change in its determination of whether to continue to hold the security and provided further, that the Adviser will take appropriate steps, which may include the disposition of portfolio securities, as may be necessary to satisfy the applicable requirements of the 1940 Act and/or the rules thereunder with respect to the Fund’s investments in illiquid securities or any borrowings by the Fund.

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

Overall responsibility for management of HSBC Funds (the “Trust”) rests with the Board. The Trustees elect the officers of the Trust and appoint service providers to manage the Trust’s day-to-day operations. The Trustees meet regularly to discuss and consider matters concerning the Trust and to oversee the Trust’s activities, including the investment performance of the Fund and the operation of the Trust’s compliance program, and to evaluate and address potential conflicts and risks associated with the Trust’s activities.

Board Composition And Leadership Structure

The Trust has a Board of Trustees. The Board consists of four Trustees, all of whom are not “interested persons” (as that term is defined by Section 2(a)(19) of the 1940 Act) of the Trust (the “Independent Trustees”). The Board is responsible for the overall management of the Trust, including general supervision and review of the Trust’s investment activities. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trust enters into agreements with various entities to manage the day-to-day operations of the Trust, including with the Adviser, the Subadvisers (as applicable), the administrator, the transfer agent, the distributor and the custodian. The Board is responsible for selecting these service providers (based on the recommendation of the Adviser), approving the terms of their contracts with the Trust and exercising general oversight of these service providers on an ongoing basis.

The Chair of the Board, Ms. Beck, is an Independent Trustee, and, among other duties and responsibilities, serves as a point person for communications between the Trustees and the Trust’s management. The Trustees interact directly with the Chair, Chairs of the Trust’s standing Committees, each other, the Trust’s officers, and senior management of the Adviser and other service providers of the Trust at scheduled meetings and between meetings, as appropriate.

The Board has established the following standing committees: the Audit Committee and the Nominating and Corporate Governance Committee (the “Committees”) to facilitate the Trustees’ effective oversight of the management of those aspects of the Trust’s operations. Each Committee has a Chair, who is an Independent Trustee. Each Committee’s responsibilities are discussed in greater detail below. By assigning areas of responsibility to committees of Trustees, and to the full Board, the Board’s leadership structure enables it to exercise informed and independent judgment over the matters within its purview.

Board’s Role In Risk Oversight Of The Trust

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular Board meetings, as does each Committee of the Trust. The Board and its Committees consider risk management through, among other things, regular reports that have been developed by management, in consultation with the Board, its Committees, and counsel. These reports address investment, valuation, liquidity, operations, and compliance matters. The Board may also receive special written reports or presentations on cybersecurity and a variety of other risk issues, either upon request or upon the Adviser’s initiative. In addition, the Board meets regularly with the Adviser’s internal risk department and Fund Pricing Group to review reports on their examinations of liquidity risks, and when applicable, their fair value determinations on the Fund’s investment portfolio.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Fund, which may include the comparison of the Fund’s performance to their respective benchmarks and/or peer groups when applicable. In addition, investment personnel for the Fund meet regularly with the Board to discuss Fund performance, including investment risk, liquidity and market updates. Also, to the extent that the Fund changes a particular investment strategy or invests in a new type of security that could have a material effect on the Fund’s risk profile, the Board generally is consulted.

With respect to valuation, the Board receives regular written reports summarizing the discussions from the Adviser’s internal Pricing and Valuation Committee meetings. The Board receives regular written reports that enable it to monitor the number of fair valued securities in a particular Fund, the reasons for the fair valuation and the methodology used to arrive at the fair value. In addition, the Trust’s Audit Committee reviews certain valuation matters with the Fund’s Treasurer and the Trust’s independent auditors in connection with the Committee’s review of the results of the audit of the Fund’s annual financial statements.

With respect to compliance risks, the Board receives regular compliance reports and meets regularly with the CCO to discuss compliance issues, including compliance risks. In accordance with SEC rules, the Independent Trustees meet regularly in executive session with the CCO, and the CCO prepares and presents an annual written compliance report to the Board. The Board also meets regularly with the Chief Compliance Officer of the Adviser. The Board adopts compliance policies and procedures for the Trust and approves such procedures of certain of the Trust’s service providers, such as the Adviser and the Subadvisers (as applicable). The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

Qualifications Of The Trustees

The names of the Trustees, their addresses, ages, positions held with the Trust, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee are set forth below.

TRUSTEES

Name(1)	Position(s) Held With Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held By Trustee During the Past 5 Years(3)
Independent Trustees
Marcia L. Beck Age: 65	Trustee and Chair	2008 to present	Private Investor (1999 – present)	6	None
Susan C. Gause Age: 69	Trustee	2013 to present	Private Investor (2003 – present)	6	Metropolitan Series Fund (2012 – present); and Met Investors Series Trust (2008 – present)
Susan S. Huang Age: 67	Trustee	2008 to present	Private Investor (2000 – present)	6	None
Hugh T. Hurley Age: 56	Trustee	December 2020 to present	Private Investor (2017 – present); Managing Director and Global Head of Product Strategy Active Equity, Blackrock, Inc. (2006 – 2017).	6	Oakmark Funds (2018 – present)
(1) Each Independent Trustee may be contacted by writing to the Trustee, c/o DST Asset Manager Solutions, Inc., P.O. Box 219691, Kansas City, MO 64121-9691, Attn: Stefano Michelagnoli.
(2) The “Fund Complex” is comprised of the 6 portfolios of HSBC Funds.
(3) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

OFFICERS

Name, Address and Age	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Stefano R. Michelagnoli 452 Fifth Avenue New York, NY 10018 Age: 50	President	One year; 2020 to present	Global Head of Client Operations, HSBC Global Asset Management (USA) Inc. (June 2020 – present); Regional Head of Product (Americas), HSBC Global Asset Management (USA) Inc. (2015 – June 2020)
James D. Levy 452 Fifth Avenue New York, NY 10018 Age: 57	Vice President	One year; 2014 to present	Vice President, Product Management, HSBC Global Asset Management (USA) Inc. (2014 – present); Vice President, Mutual Funds Product Development, GE Asset Management Inc. (2007 – 2014)

Name, Address and Age	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ioannis Tzouganatos* Prudential Center 800 Boylston Street, 24th Floor Boston, MA 02199 Age: 45	Secretary	One year; 2015 to present	Vice President, Regulatory Administration, Citi Fund Services (2008 – present)
Denise Lewis* 4400 Easton Commons, Suite 200 Columbus, OH 43219 Age: 57	Treasurer	One year; 2021 to present	Senior Vice President, Financial Administration, Citi Fund Services (2020-present); Senior Group Leader, BNY Mellon (2015-2019)
Charles L. Booth* 4400 Easton Commons, Suite 200 Columbus, OH 43219 Age: 61	Chief Compliance Officer	One year; 2015 to present	Director and Compliance Officer, Citi Fund Services (1988 – present)
James M. Curtis 452 Fifth Avenue New York, NY 10018 Age: 53	Chief Legal Officer	One year; 2018 to present	Associate General Counsel, HSBC Technology & Services (USA) Inc. (2018-present); Associate General Counsel, HSBC Securities (USA) Inc. (2005-2017)
* Ms. Lewis, Mr. Tzouganatos and Mr. Booth are also officers of certain other investment companies of which Citi Fund Services (or an affiliate) is the administrator or sub-administrator.

Trustee Experience, Qualifications, Attributes or Skills

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve. The current members of the Board joined at different points in time since 2008. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments, including prior experience in the financial services and investment management fields or on other boards; (ii) the individual’s ability to work effectively with other members of the Board; and (iii) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In addition to personal qualities, such as integrity, the role of an effective Trustee inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his or her duties and obligations. The Board believes that the specific background of each Board member (including as set forth above) evidences such ability and is appropriate to his or her serving on the Board. The Chair of the Board, Ms. Beck, has asset management operating and leadership experience, having served as President and Trustee of the Goldman Sachs Mutual Funds, an unaffiliated mutual fund complex. Ms. Huang has asset management operating and leadership experience, having served as Senior Vice President of Schroder Investment Management, a global asset management company. Mses. Beck and Huang each have experience managing risk as well as portfolios of money market and fixed income instruments, respectively. Ms. Gause has significant experience in the financial services industry, having served as, among other things, Chief Executive Officer of Dresdner RCM Global Investors and Allianz Dresdner Asset Management, a global asset management company. In that position, Ms. Gause was responsible for the day-to-day activities of the investment adviser of various registered open-end funds. Mr. Hurley has significant experience in the investment management and capital markets industries having served in several senior executive management roles, including as Managing Director and Global Head of Product Strategy at BlackRock, Inc., a global asset management company. Mr. Hurley is also a National Association of Corporate Directors (“NACD”) Governance Fellow and is NACD Directorship CertifiedTM. In addition, Mr. Hurley serves as a director of another mutual fund complex.

COMMITTEES

The Board currently has two standing committees: Audit Committee and Nominating and Corporate Governance Committee.

Audit Committee

The Audit Committee is comprised of all of the Independent Trustees of the Trust. The Audit Committee is currently chaired by Ms. Beck. Ms. Beck, Mr. Hurley and Ms. Gause are audit committee financial experts of the Trust. The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices and internal controls of the Trust. The Audit Committee, among other things: (i) recommends to the Board the selection, retention, and termination of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit and generally, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors and any reports from the independent auditors concerning an audit, as presented to the Audit Committee; (iv) reviews the annual financial statements of the Fund with management and the independent auditors; (v) approves the fees to be paid by the Trust to the independent auditors for its services; and (vi) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. The Audit Committee of the Trust met four times during the most recently completed fiscal year.

Nominating and Corporate Governance Committee

The Nominating and Corporate Governance Committee is comprised of all of the Independent Trustees of the Trust. The Committee is currently chaired by Ms. Gause. This Committee, among other things: (i) makes nominations for trustee membership on the Board or a Committee; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews industry best practices and Board governance procedures and recommends appropriate changes to the full Board; (v) periodically reviews Trustee compensation and Committee responsibilities and recommends any appropriate changes to the full Board; (vi) reviews the retention of professional liability insurance (D&O/E&O Insurance) and investment company fidelity bonds; and (vii) reviews the independence and performance of the Independent Trustee counsel. The Nominating and Corporate Governance Committee also considers nominees recommended by shareholders. Such recommendations should be forwarded to the President of the Trust. The Nominating and Corporate Governance Committee met four times during the most recently completed fiscal year.

When evaluating a person as a potential nominee to serve as an Independent Trustee, the Nominating and Corporate Governance Committee may consider, among other factors: (i) whether or not the person is “independent” and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board, with consideration being given to the person’s business experience, education and such other factors as the Committee may consider relevant; (iv) the character and integrity of the person;

(v) the desirable personality traits, including independence, leadership and the ability to work with the other members of the Board; and (vi) consistency with the 1940 Act.

The process of identifying nominees involves the consideration of candidates recommended by one or more of the following: current Independent Trustees, officers, and other sources that the Committee deems appropriate.

FUND OWNERSHIP

Listed below for each Trustee is a dollar range of securities beneficially owned in the Fund together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee in the HSBC Family of Funds, as of December 31, 2020 (unless otherwise stated). As of the date of this SAI, the Fund has not commenced operations.

Dollar Range of Equity Securities in:	Independent Trustees
	Marcia L. Beck	Susan C. Gause	Susan S. Huang	Hugh T. Hurley*
HSBC ESG Prime Money Market Fund	None	None	None	None
Aggregate Dollar Range of Securities in All Registered Investment Companies Overseen By Trustee in HSBC Family of Funds	$50,001- $100,000	$50,001- $100,000	$50,001- $100,000	None
* Mr. Hurley commenced his term as an Independent Trustee as of December 16, 2020.

As of the date of this SAI, the Fund has not commenced operations, and therefore the Trustees and officers of the Trusts as a group beneficially owned less than 1% of the outstanding shares of the Fund.

TRUSTEE AND OFFICER COMPENSATION

For the fiscal year ended October 31, 2020, the following compensation was paid to the Trustees:

Compensation From the Funds	Independent Trustees
	Marcia L. Beck	Susan C. Gause	Susan S. Huang	Hugh T. Hurley(1)	Thomas F. Robards(2)
ESG Prime Money Market Fund(3)	N/A	N/A	N/A	N/A	N/A

Pension Or Retirement Benefits Accrued As Part Of The Fund’s Expenses (4)	N/A	N/A	N/A	N/A	N/A
Estimated Annual Benefits Upon Retirement	N/A	N/A	N/A	N/A	N/A
Total Compensation From Funds And Fund Complex(5) Paid To Trustees	$201,833	$197,833	$197,833	$0	$226,333
(1) Mr. Hurley commenced his term as Independent Trustee as of December 16, 2020.
(2) Mr. Robards retired from the Board as of October 26, 2020.
(3) As of the date of this SAI, the Fund has not commenced operations.
(4) The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to retirement benefits upon retirement from the Board.
(5) For these purposes, the Fund Complex consisted of the 6 portfolios of HSBC Funds as of October 31, 2020.

None of the officers receive compensation directly from the Fund. Under a Services Agreement between the Trust and Citi (“Services Agreement”), Citi makes an individual available to serve as the Trust’s CCO. Under the Services Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Fund’s Compliance Program. This includes providing support services to the CCO, developing standards for reports to the Board by Citi and other service providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Fund’s Compliance Program and related policies and procedures of Fund service providers. For the services provided under the Services Agreement, the Trust currently pays Citi $313,915 per annum, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by any such individuals as employees of Citi. The Services Agreement also governs Citi’s provision of regulatory administration and fund accounting services to the Fund. For more information about these services, respectively, see “Administrator and Sub-Administrator” and “Fund Accounting Agent.”

INVESTMENT ADVISER

HSBC Global Asset Management (USA) Inc. is the investment adviser to the Fund pursuant to an investment advisory contract (the “Advisory Contract”) with the Trust. For investment advisory services, the Adviser is entitled to a fee from the Fund, which is accrued daily and paid monthly, and which is based on the Fund’s daily net assets, at an annual rate of 0.10%.

The Adviser has entered into a contractual expense limitation agreement (“Agreement”) with the Fund with respect to the Class I Shares, Intermediary Shares and Intermediary Service Shares under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies.) The expense limitations shall be in effect until Mach 1, 2023. The Agreement shall terminate upon the termination of the Advisory Contract between the Trust and the Adviser, or may be terminated upon written notice to the Adviser by the Board.

In addition to the contractual expense limitation agreement with the Fund discussed above, in an effort to avoid a negative yield for the Fund, the Adviser, working in conjunction with the Funds’ other service providers, has voluntarily undertaken, or will voluntarily undertake, through a combination of waivers and reductions in fees and expenses, including shareholder servicing fees, to temporarily limit net operating expenses in excess of the Fund’s daily yield. The Adviser may terminate these temporary waiver and expense limitation efforts at any time and shareholders should not expect these temporary waiver and expense limitation efforts to continue indefinitely.

As of the date of this SAI, the Fund has not commenced operations. As such, the Fund has not incurred any advisory fees.

The Advisory Contract for the Fund will continue in effect through March 2023. Thereafter, the Advisory contract will continue in effect with respect to the Fund for successive periods not to exceed one (1) year provided such continuance is approved at least annually by (i) the holders of a majority of the outstanding voting securities of the Fund or by the Board, and (ii) a majority of the Trustees of the Trust who are not parties to the Advisory Contract or “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of any such party. Notwithstanding the foregoing, the Advisory Contract may be terminated with respect to the Fund without penalty by either party on 60 days’ written notice and will terminate automatically in the event of its assignment within the meaning of the 1940 Act.

The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. No securities or instruments issued by HSBC USA Inc. will be purchased for the Fund.

The Advisory Contract for the Fund provides that the Adviser will manage the portfolio of the Fund and will furnish to the Fund investment guidance and policy direction in connection therewith. The Adviser has agreed to provide the Trust with, among other things, information relating to composition, credit conditions and average maturity of the portfolio of the Fund. Pursuant to the Advisory Contract, the Adviser also furnishes to the Board periodic reports on the investment performance of the Fund.

The Adviser and the Trust have also entered into an Operational Support Services Agreement, under which the Adviser provides certain support services in connection with the operation of certain Classes of shares of the Fund. For its services, the Adviser is entitled to a fee from the Fund, computed daily and paid monthly, equal on an annual basis to 0.10% of the Fund’s average daily net assets, with the exception of assets attributable to Class I Shares.

As of the date of this SAI, the Fund has not commenced operations. As such, the Fund has not incurred any advisory fees.

If the Adviser were prohibited from performing any of its services for the Trust under the Advisory Contract or the Operational Support Services Agreement, it is expected that the Board would recommend to the Fund’s shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

The investment advisory services of the Adviser provided to the Fund are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

The Trust and the Adviser have each received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with certain unaffiliated subadvisers with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Independent Trustees) of the Trust must approve any new or amended agreements with subadvisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new subadviser will be mailed to shareholders within 90 days of the change in subadviser. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a subadviser within 90 days of the material change. The Adviser remains responsible for the performance of the Fund, oversees subadvisers to ensure compliance with the Fund’s investment policies and guidelines, and monitors each subadviser’s adherence to its investment style and performance results in order to recommend any changes in a subadviser to the Board. In the future, the Trust and the Adviser may, on behalf of Fund, receive an additional exemptive order that would allow the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with subadvisers that are affiliated with the Adviser with the approval of the Board of Trustees, but without shareholder approval. As with the current order, the new order would be subject to certain conditions, including that the Fund would notify shareholders and provide them with certain information upon the hiring of a subadviser.

The Fund covered by this SAI does not currently use the services of a subadviser.

THE DISTRIBUTOR

The Distributor, a wholly-owned subsidiary of Foreside Financial Group, LLC, is a member of FINRA. The Distributor’s address is Three Canal Plaza, Suite 100, Portland, ME 04101. Foreside serves as distributor to the Fund under a Distribution Agreement with the Trust (the “Distribution Agreement”). Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to the Fund, such continuance is approved at least annually by (i) the vote of a majority of those members of the Board who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such party, cast at a meeting for the purpose of voting on such approval and (ii) by the vote of the Board or the vote of a majority of the outstanding voting securities of such Fund. Under the terms of the Distribution Agreement, Foreside acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor is not affiliated with the Adviser, Citi, or any of their affiliates. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

Foreside has entered into a Distribution Services Agreement with the Adviser in connection with Foreside’s services as distributor of the Fund pursuant to which the Adviser undertakes to pay Foreside amounts owed to Foreside under the terms of the Distribution Agreement to the extent that the Fund is not otherwise authorized to make such payments. The payments made by the Adviser to the Distributor do not represent an additional expense to the Fund or its shareholders.

Payments to Financial Intermediaries

The Adviser and/or its affiliates may, out of their own resources, and without cost to any Fund, provide compensation, which may be significant, to selected financial intermediaries to promote the sale, distribution and/or servicing of shares of the Fund (“Payments”). These arrangements are sometimes referred to as “revenue sharing” arrangements. Since these Payments are made out of the resources of the Adviser and/or its affiliates, they do not represent an additional charge to the Fund or their shareholders. Accordingly, these Payments are not reflected in the fee and expense tables in the Prospectus. In addition, these Payments do not change the price paid by investors for the purchase of the Fund’s shares or the amount the Fund receives as proceeds from such purchases. These Payments are in addition to commissions, shareholder servicing fees and sales charges borne by shareholders.

The Adviser and/or its affiliates make these Payments primarily to compensate financial intermediaries for, among other things: marketing shares of the Fund, which may consist of Payments relating to the inclusion of the Fund on a financial intermediary’s platform or portal or in certain advisory programs from time to time sponsored by the financial intermediaries; educational programs; scheduled interactions with the financial intermediaries’ registered representatives or salespersons, including at conferences or seminars; provision of training and educational programs; marketing support fees for providing assistance in promoting the sale of Fund shares; and/or other specified and relevant services intended to assist in the sale, distribution, and/or servicing of Fund shares. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Fund and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

In addition, the Adviser and/or its affiliates may, out of their own resources, and without cost to any Fund, make Payments (including through sub-transfer agency and networking arrangements) for sub-accounting, administrative and/or shareholder processing services that are in addition to the transfer agent, shareholder administration, servicing and processing fees paid by the Fund. These Payments may exceed amounts earned on these assets by the Adviser and/or its affiliates for the performance of these or similar services.

Generally, the Adviser and/or its affiliates negotiate the amount of Payments on an individual basis with each financial intermediary. In determining the amount of Payments to be made, the Adviser and/or its affiliates may consider a number of factors, including, without limitation, asset mix and length of relationship with the financial intermediary; the size of the customer/shareholder base of the financial intermediary; the manner in which customers of the financial intermediary make investments in the Fund; the nature and scope of services provided by the financial intermediary; and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Fund along with any other relevant factor that the Fund deems appropriate. Historically, these Payments have generally been structured as a percentage of average net assets attributable to the financial intermediary, but may also be structured as a fixed dollar amount, or a combination of the two, or may be calculated on another appropriate basis. Typically, the annual Payments to a financial intermediary are not expected to exceed 0.25% of the Fund’s average net assets. The Adviser and/or its affiliates expect to periodically determine the advisability of continuing these Payments.

For the year ended December 31, 2020, the Adviser and/or its affiliates made Payments, related to 2020, out of their own assets to approximately 23 financial intermediaries, totaling approximately $12.9 million (excluding Payments made through sub-transfer agency and networking arrangements and certain other types of Payments described below), with respect to all funds of the Trust (including the Fund in this SAI). During this time, the Adviser has also made similar payments to its affiliates.

Periodically, and where appropriate, the Adviser and/or its affiliates may enter into similar arrangements with other financial intermediaries. Thus, the number of financial intermediaries that receive Payments is subject to change at any time without notice.

From time to time, and subject to applicable regulations, the Adviser and/or its affiliates may also be involved in cash and non-cash compensation arrangements with financial intermediaries to promote the sale of Fund shares in the form of, for example: occasional gifts; occasional meals, tickets or other entertainment; and/or sponsorship support of regional or national events. Subject to applicable FINRA regulations and other legal requirements, the Adviser and/or its affiliates may pay costs and expenses associated with these efforts (e.g., travel, lodging, entertainment and meals). Other compensation may also be offered from time to time to the extent not prohibited by applicable federal or state laws or FINRA regulations. This compensation is not included in, and is made in addition to, the Payments described above.

The Adviser and/or its affiliates may be incentivized to make Payments since they promote the sale and retention of Fund shares to clients of the financial intermediaries. When financial intermediaries sell or retain more shares of the Fund, the Adviser and/or its affiliates benefit from the incremental management and other fees paid by the Fund with respect to those assets.

The compensation or reimbursement received by financial intermediaries through commissions, sales charges, fees payable from the Fund, and/or revenue sharing arrangements may be more or less than the overall compensation or reimbursement on similar or other products and may influence your financial intermediary to introduce and recommend the Fund over other similar investment options. In addition, depending on the arrangements in place at any particular time, this compensation or reimbursement creates a conflict of interest for financial intermediaries as they may have a financial incentive for recommending the Fund (or a particular share class of the Fund) over another investment.

Although the Fund may use financial intermediaries that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial intermediaries to effect those transactions.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements create, from their financial intermediaries and should so inquire if they would like additional information. Shareholders are encouraged to ask their financial intermediary how their respective financial intermediary will be compensated for investments made in the Fund.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of the Fund through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although costumers may have the right to vote shares depending upon their arrangement with the financial intermediary. The Distributor does not receive compensation from the Fund for its distribution services except the service fees with respect to the shares of certain classes. However, the Adviser pays the Distributor a fee for certain distribution-related services.

ADMINISTRATOR AND SUB-ADMINISTRATOR

Pursuant to an Administration Services Agreement, the Adviser serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. Pursuant to a Sub-Administration Services Agreement (the “Sub-Administration Agreement”), the Administrator has retained Citi, whose address is 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, as sub-administrator (the “Sub-Administrator”). Citi served as the administrator (rather than sub-administrator) through June 30, 2006. Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Pursuant to the Services Agreement, Citi also provides the Fund with various other services, which include certain regulatory and compliance services, as well as fund accounting services. The Administrator and Citi provide certain persons satisfactory to the Board to serve as officers of the Trust. Such officers, as well as certain other employees of the Trust, may be directors, officers or employees of the Administrator, Citi or their affiliates. Citi may waive a portion of its fee.

The Administration Services Agreement was renewed for the one (1) year period ending December 31, 2020, and may be terminated upon not more than 60 days’ written notice by either party.

The administration fee primarily consists of an asset-based fee accrued daily and paid monthly at an annual rate of:

$0-$10 billion……………………………………………...…..……0.0400%

$10 billion - $20 billion…………………………………………….0.0350%

$20 billion - $50 billion…………………………………………….0.0265%

In excess of $50 billion……………………………………………..0.0245%

The sub-administration fee primarily consists of an asset-based fee payable to Citi by the Administrator on the first business day of each month, or at such times as Citi shall request, at an annual rate of:

Up to $10 billion………………………………………….………..0.0200%

$10 billion - $20 billion……………………………………………0.0150%

$20 billion - $50 billion……………………………………………0.0065%

In excess of $50 billion..……………………………………….…..0.0045%

The fee rate and breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Family of Funds. The total administration fee to be paid to the Administrator and Citi is allocated to each of the funds in the HSBC Family of Funds based upon its proportionate share of the aggregate net assets of the HSBC Family of Funds, and then allocated to each class of shares on a class basis.

As of the date of this SAI, the Fund has not commenced operations. As such, the Fund has not incurred any administration fees.

TRANSFER AGENT

Under a Transfer Agency Services Agreement, DST Asset Manager Solutions, Inc. acts as transfer agent (“Transfer Agent”) for the Trust. The Transfer Agent maintains an account for each shareholder of record, performs other transfer agency functions and acts as dividend disbursing agent for the Trust. The principal business address of DST Asset Manager Solutions, Inc. is 2000 Crown Colony Drive, Quincy, Massachusetts 02169-0953.

CUSTODIAN

Pursuant to a Custodian Agreement, Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, acts as the custodian of the Fund’s assets (the “Custodian”). The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund’s investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily NAV of Shares of the Fund. Securities held for the Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Fund or decide which securities will be purchased or sold for the Fund. For its services, the Custodian receives such compensation as may from time to time be agreed upon by it and the Trust.

FUND ACCOUNTING AGENT

Pursuant to the Services Agreement, Citi also serves as fund accounting agent to the Fund. As of the date of this SAI, the Fund has not commenced operations. As such, the Fund has not incurred any fund accounting fees.

SHAREHOLDER SERVICES PLAN AND SHAREHOLDER SERVICING AGENTS

The Trust has adopted a Shareholder Services Plan with respect to the Class D Shares, Intermediary Shares and Intermediary Service Shares which provides that the Trust may obtain the services of certain financial institutions and securities brokers, as Shareholder Servicing Agents that shall, as agents for their customers who purchase the Fund’s Class D Shares, Intermediary Shares and Intermediary Service Shares, perform certain shareholder account, administrative and service functions for such customers, and may enter into agreements providing for the payment of fees for such services. The Shareholder Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreement related to such Plan (“Qualified Trustees”). The Shareholder Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to a particular Class of Shares by a majority vote of the outstanding voting securities of that class. The Shareholder Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class D Shares, Intermediary Shares or Intermediary Service Shares without the approval of a majority of shareholders of the particular class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

The Trust has entered into a shareholder servicing agreement (a “Shareholder Servicing Agreement”) with certain Shareholder Servicing Agents, including HSBC, pursuant to which the Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases and redemptions of Class D Shares, Intermediary Shares and Intermediary Service Shares of the Fund may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund’s shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. With respect to Class D Shares, Intermediary Shares and Intermediary Service Shares, each Shareholder Servicing Agent receives a fee from the Fund for these services, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent.

The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts.

As of the date of this SAI, the Fund has not commenced operations. As such, the Fund has not incurred any fund shareholder servicing expenses.

FEDERAL BANKING LAW

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC USA’s and the Adviser’s activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC USA and the Adviser believe that they possess the legal authority to perform the services for the Fund contemplated by the Prospectus, this SAI, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC USA and the Adviser to perform these services, the Board would review the Trust’s relationship with HSBC USA and the Adviser and consider taking all actions necessary in the circumstances, which could include recommending to shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Fund be liquidated.

Entities that are part of banking organizations, such as the Adviser and its affiliates, are subject to extensive government regulation. Government regulation may change frequently and may have significant effects, including limiting the ability of the Adviser and its affiliates from engaging in certain trading activities, which may adversely impact the Fund. For example, the so-called “Volcker Rule” prohibits the Adviser and its affiliates from engaging in certain trading activities. The Fund may be adversely impacted by this rule if the Adviser or its affiliates own 25% or more of the Fund’s shares outside of any seeding period permitted by the rule. These restrictions may prevent the Fund from maintaining sufficient seed capital and may cause the Fund to liquidate at the end of the period if the Fund is not able to achieve sufficient scale. Other restrictions, including restrictions on trading and transactions with affiliates, can also apply. Funds that are not managed by entities that are part of banking organizations are not subject to these limitations.

EXPENSES

Except for the expenses paid by the Adviser and the Distributor, the Fund bears all costs of their operations. Expenses attributable to a class (“Class Expenses”) shall be allocated to that class only. Class Expenses with respect to the Class D Shares, Intermediary Shares and Intermediary Service Shares must include payments made pursuant to the Shareholder Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as the Fund expense or a Trust expense. Trust expenses directly related to the Fund are charged to the Fund; other expenses are allocated among the applicable series of the Trust in relation to the net assets of the Fund equally or another appropriate basis.

PROXY VOTING

The Trust has adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Adviser. In an effort to avoid conflicts of interest, the Adviser has, in turn, engaged Institutional Shareholder

Services Inc. (“ISS”) to provide proxy voting and related services and has delegated responsibility for voting proxies on behalf of the Fund to ISS. A summary of ISS’ proxy voting guidelines is attached as an appendix to this SAI.

Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30, 2020 is available (i) without charge, upon request, by calling 1-800-782-8183; and (ii) on the SEC’s website at http://www.sec.gov.

DETERMINATION OF NET ASSET VALUE

The net asset value per share (NAV) of the Fund is determined at 8:00 a.m., 12:00 p.m. (noon) and 3:00 p.m. Eastern time on each day on which U.S. bond markets are open for trading (a “Money Market Business Day’’). The Fund reserves the right to amend the times at which it determines NAV, or to determine NAV more or less frequently. The Fund reserves the right to close early based on recommendations by the Securities Industry and Financial Markets Association. If such closing time is prior to the time at which the Fund currently determines its NAV, the earlier closing time will be treated as the last time by which orders on that Money Market Fund Business Day must be received and NAV is calculated.

An order for shares of the Fund received in good order on a Money Market Business Day prior to the last determination of the NAV for the Fund will receive the dividend declared for the Fund on that Money Market Business Day. An order for shares of the Fund received in good order on a Money Market Business Day after the last NAV determination for that Fund will be effected at the first NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day. Orders for shares accepted on a Money Market Business Day after the last NAV determination will not earn dividends or receive any other compensation until those orders settle the following Money Market Business Day.

The value of assets in the Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. The securities in which the Fund invests do not typically have readily available market quotations because these securities are not actively traded in the secondary markets. To value these securities, the Adviser may consider evaluated prices from third-party pricing services approved in accordance with the procedures established by, and under the general supervision of, the Fund’s Board of Trustees. Debt obligations with maturities of 60 days or less may be valued at amortized cost (provided that amortized cost is approximately the same as fair value) or on the basis of their market value. Although the Fund is a money market fund, the NAV of the Fund’s shares will fluctuate with changes in the values of the Fund’s portfolio securities.

Subject to the Trust’s compliance with applicable regulations, the Trust on behalf of the Fund has reserved the right to pay the redemption or repurchase price of shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash), as applicable. The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

PURCHASE OF SHARES

Shares may be purchased through the Fund, Shareholder Servicing Agents or Securities Brokers (as defined below). Class Y Shares of the Fund are continuously offered for sale at NAV (with no front-end sales charge to the public, and to customers of securities brokers that have entered into a dealer agreement with the Distributor (“Securities Brokers”) or a financial institution, including a federal or state-chartered bank, trust company or savings and loan association, that has entered into a Shareholder Servicing Agreement with the Trust or the Distributor (together with Securities Brokers, “Servicing Agents”). Class Y Shares are subject to certain minimum investment requirements, as are Intermediary Shares, Intermediary Service Shares and Class I Shares. Class I Shares are offered primarily for direct investment by institutional investors. In addition, investment companies and products advised by the Adviser or its affiliates, employees of the Adviser, and members of the Board are eligible to invest in Class I Shares. Class D shares are offered to clients of the Adviser and its affiliates and are subject to lower operating expenses. Intermediary Shares and Intermediary Service Shares are offered primarily through intermediaries (anyone facilitating the purchase of the Fund by their clients) and bank sweep programs.

An order to purchase shares of the Fund that is received in good order prior to the close of business on a Money Market Business Day is effected on that day at the next determined NAV per share. In general, “good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund or the Fund’s Transfer Agent before your order is processed. Shares purchased earn dividends from and including the day the purchase is effected. The Trust intends the Fund to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for Shares to the Fund’s transfer agent.

While there is no sales load on purchases of shares, the Distributor may receive fees from the Fund. See “Management of the Trust” and “The Distributor” above. Other funds which have investment objectives similar to those of the Fund but which do not pay some or all of such fees from their assets may offer a higher yield.

All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering shares for sale at any time or to reject any order for the purchase of Shares.

IN-KIND PURCHASES

The Trust, in its discretion, may permit purchases of Fund shares by means of in-kind contributions of portfolio securities under certain circumstances. An in-kind contribution must be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. In connection with an in-kind securities purchase, the Fund will require, among other things, that the securities be valued in the same manner as they would be valued for purposes of computing the Fund’s NAV; that the Fund receives satisfactory assurances that they will have good and marketable title to the securities received by them; and that the securities be in proper form for transfer to the Fund. In addition, the Fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale.

The Fund will not be liable for any brokerage commission or fee (except for customary transfer fees) in connection with an in-kind purchase of Fund shares. Your broker may impose a fee in connection with processing your in-kind purchase of Fund shares. An investor contemplating an in-kind purchase of Fund shares should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such a purchase.

AUTOMATIC INVESTMENT PLAN

The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Fund. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor’s bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and to forward bank withdrawal information to the Trust, there may be a delay between the time of the bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the NAV per share determined on the day that both the check and the bank withdrawal data are received in required form by the Fund’s transfer agent. Further information about the Automatic Investment Plan may be obtained from Citi at the telephone number listed under “Shareholder Inquiries.”

For further information on how to purchase Shares, an investor should contact the Fund directly at HSBC Funds, PO Box 219691, Kansas City, MO 64121-9691 or by calling 1-800-782-8183.

PURCHASES THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER

Shareholder Servicing Agents and Securities Brokers, if applicable, may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs and “sweep” checking programs. Each Shareholder Servicing Agent and Securities Broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or Securities Broker. Conversely, certain Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Servicing Agents.

Shareholder Servicing Agents and Securities Brokers may transmit purchase payments on behalf of their customers by wire directly to the Fund’s custodian bank by following the procedures described above.

For further information on how to direct a Securities Broker, if applicable, or a Shareholder Servicing Agent to purchase Shares, an investor should contact his Securities Broker or his Shareholder Servicing Agent.

REDEMPTION OF SHARES

A shareholder may redeem all or any portion of the Shares in his account at any time at the NAV per share next calculated after a redemption request is received in good order by the Fund or the Transfer Agent. Class D Shares, Class I Shares, Intermediary Shares, Intermediary Service Shares and Class Y Shares may be redeemed without charge. See “Determination of Net Asset Value” above.

Except as otherwise set forth in the Prospectus, the proceeds of a redemption are normally paid from the Fund in U.S. dollars within one business day following the date on which the redemption is effected. The Fund may suspend the right of redemption and postpone for more than one day the date of payment upon redemption: (i) during periods in which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks, (ii) during periods when the New York Stock Exchange is closed other than for weekends and certain holidays or when trading on such Exchange is restricted, (iii) during periods in which, as a result of emergency, disposal, or evaluation of the NAV of the portfolio securities is not reasonably practicable, (iv) during periods in which the SEC has, by rule or regulation, deemed that trading shall be restricted or an emergency exists, (v) in certain circumstances when there has been a determination to liquidate a Fund, (vi) during periods in which the Board of Trustees of the Fund has temporarily restricted redemptions from the Fund, or (vii) for such other periods as the SEC may permit for your protection. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days’ notice all Shares in an account which has a value below $50.00, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

Unless Shares have been purchased directly from the Fund, a shareholder may redeem Shares only by authorizing his Securities Broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Securities Broker or his Shareholder Servicing Agent). For further information as to how to direct a Securities Broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his Securities Broker or his Shareholder Servicing Agent.

The Board has adopted procedures that provide that redemptions by shareholders may be satisfied by the distribution of portfolio securities in-kind, reflecting the shareholder’s proportionate interest in the relevant Fund, subject to certain adjustments.

Redemption proceeds are generally paid in cash, but the Fund reserves the right to pay all or part of any redemption proceeds in-kind. However, the Fund has made an election pursuant to Rule 18f-1 under the 1940 Act to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day period for any one shareholder. The Fund reserves the right to pay all or part of other redemptions by a distribution of portfolio securities in kind from the applicable Fund’s portfolio. The securities distributed in kind would be valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. In the event a shareholder receives an in-kind distribution of portfolio securities, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be subject to the risks that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

The Board of Trustees of the Fund is permitted to impose a liquidity fee (up to 2%) on redemptions from the Fund or a redemption gate to temporarily restrict redemptions from the Fund (up to 10 business days in any 90 day period), in the event that the Fund’s “weekly liquid assets” fall beneath the thresholds listed below. For this purpose, weekly liquid assets are calculated as of the end of each business day. Weekly liquid assets generally include: cash, direct obligations of the U.S. Government, certain U.S. Government agency discount notes with remaining maturities of 60 days or less, securities that will mature or are subject to a demand feature that is exercisable and payable within five business days or amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

  30% weekly liquid assets—If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed or a redemption gate that temporarily suspends the right of redemption.

  10% weekly liquid assets—If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing the fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

The Board of Trustees generally expects that a liquidity fee or redemption gate would be imposed during periods of extraordinary market stress, if such fee or gate is ever to be imposed. Liquidity fees and redemptions gates may be terminated at any time in the discretion of the Board and will terminate at the beginning of the next business day once the Fund has invested 30% or more of its total assets in weekly liquid assets. Announcements regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or redemption gate, will be filed with the SEC on Form N-CR and will be available on the Fund’s website (www.investorfunds.us.hsbc.com). In addition, the Fund will make such announcements through a supplement to this prospectus and may make such announcements through a press release or by other means.

If the Fund imposes a redemption gate, the Fund and your financial adviser or broker will not accept redemption requests until the Fund has notified shareholders and other parties that the redemption gate has been lifted. Any redemption requests submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem shares once the redemption gate has been lifted, you will need to submit a new request to the Fund or your financial adviser or broker. Unprocessed purchase orders that the Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be canceled unless re-confirmed. Under certain circumstances, the Fund may, in its sole discretion, honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption order was submitted to your financial adviser or broker or the Fund’s Transfer Agent before the Fund imposed a liquidity fee or redemption gate.

A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. If the Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

SYSTEMATIC WITHDRAWAL PLAN

Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at NAV the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor’s principal. Investors contemplating participation in the Systematic Withdrawal Plan should consult their tax advisors. No additional charge to the shareholder is made for this service.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE FUND

Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as “STAMP,” “SEMP,” or “NYSE MSP”). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

Redemption by Wire or Telephone. An investor may redeem shares of the Fund by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the Fund by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or Securities Broker at the time a request for a telephone redemption is effected: (1) shareholder’s account number; (2) shareholder’s social security number; and (3) name and account number of shareholder’s designated Securities Broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

RETIREMENT PLANS

Class D Shares of the Fund are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Distributor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax advisor.

INDIVIDUAL RETIREMENT ACCOUNTS (“IRAs”)

The shares may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor’s Shareholder Servicing Agent. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual’s income. Individuals also may establish an IRA to receive a “rollover” contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

DEFINED CONTRIBUTION PLANS

Investors who are self-employed may purchase shares of the Fund for retirement plans for self-employed persons who are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax advisor should be consulted.

SECTION 457 PLAN, 401(k) PLAN, 403(b) PLAN

The Fund may be used as an investment vehicle for certain deferred compensation plans provided for by Section 457 of the Code with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Fund may also be used as an investment vehicle for both 401(k) plans and 403(b) plans.

DIVIDENDS AND DISTRIBUTIONS

The Trust declares all of the Fund’s net investment income daily as a dividend to Fund shareholders. Dividends substantially equal to the Fund’s net investment income earned during the month are distributed in that month to the Fund’s shareholders of record. Generally, the Fund’s net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Fund, except as required for federal income tax purposes.

Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent or Securities Broker), dividends are distributed in the form of additional shares of the Fund at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

The Fund’s net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund’s shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Fund (purchased at their NAV without a sales charge).

For this purpose, the net income of the Fund (from the time of the immediately preceding determination thereof) consists of (i) all income accrued, less the amortization of any premium, on the assets of the Fund, less (ii) all actual and accrued expenses determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity and any net realized gains or losses on the assets of the Fund.

Any increase in the value of a shareholder’s investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of Shares in his account.

It is expected that the Fund will have a positive net income at the time of each determination thereof. If, for any reason, the net income of the Fund determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of an obligation held in the Fund’s portfolio, the negative amount with respect to each shareholder account would first be offset from the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month, the number of outstanding Fund shares would be reduced by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the account of such shareholder which represents his proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Fund.

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

The Trust’s Amended and Restated Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby materially changing the proportionate beneficial interests in the Trust. Currently, the Trust has 6 operational series of shares, each of which constitutes a separately managed “Fund.” The Trust reserves the right to create additional series of shares. Currently, the Fund issues separate classes of shares as described under “General Information.”

Subject to the distinctions permitted among classes of the Trust or any series as established by the Trustees consistent with the requirements of the 1940 Act, each share of the Trust or any series shall represent an equal beneficial interest in the net assets of the Trust or such series, and each shareholder of the Trust or any series shall be entitled to receive such shareholder’s pro rata share of distributions of income and capital gains, if any, made with respect to the Trust or such series. Upon redemption of the shares of any series, the applicable shareholder shall be paid solely out of the funds and property of such series of the Trust. Except as otherwise provided by the Trustees, shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust.

The Trustees may require shareholders to redeem shares for any reason under terms set by the Trustees. When issued, shares are fully paid and non-assessable. The Trustees may, however, cause shareholders, or shareholders of a particular series or class, to pay certain transfer agency, servicing or similar agent charges by setting off such charges due from such shareholder from declared but unpaid dividends owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such charges due from such shareholder.

Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote (and a proportionate fractional vote for each fraction of a share). The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote or as otherwise required by the 1940 Act or other applicable federal law. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or its Amended and Restated Agreement and Declaration of Trust or By-Laws. On any matters submitted to a vote of the shareholders, all shares of the Trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, shares shall be voted by individual series or class; (ii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon; and (iii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more classes, then only the shareholders of such class or classes shall be entitled to vote thereon. Accordingly, shareholders of each series generally vote separately, for example, to approve investment advisory contracts or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (i) each class shall have a different designation; (ii) each class of shares shall bear any class expenses; and (iii) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Upon liquidation or dissolution of the Fund, shareholders of the Fund would generally be entitled to share pro rata in the net assets of the Fund’s available for distribution to shareholders.

The shareholders of the Fund have the power to vote only: (i) for the election or removal of Trustees as and to the extent provided in the Trust’s Amended and Restated Agreement and Declaration of Trust; (ii) with respect to such additional matters relating to the Trust as may be required by federal law including the 1940 Act, or any registration of the Trust with the SEC (or any successor agency) or any state; and (iii) as the Trustees may otherwise consider necessary or desirable in their sole discretion.

The Trust is an entity of the type commonly known as a “Delaware statutory trust.” Under Delaware law and the Trust’s Amended and Restated Agreement and Declaration of Trust, shareholders are entitled to the same limitation of personal liability extended to shareholders of corporations organized under Delaware law. Therefore, shareholders generally will not be subject to personal liability for Fund obligations. The risk that a shareholder will incur personal liability for Fund obligations is limited to the circumstances in which a state court may not apply Delaware law or the terms of the Trust’s Amended and Restated Agreement and Declaration of Trust.

OWNERSHIP OF THE FUND

As of the date of this SAI, the Fund had not commenced operations.

TAXATION

FEDERAL INCOME TAX

The following is a summary of certain U.S. federal income tax issues concerning the Fund and their shareholders. The Fund may also be subject to state, local, foreign or other taxes not discussed below. This discussion does not purport to be complete or to address all tax issues relevant to each shareholder. Prospective investors should consult their own tax advisors with regard to the federal, state, foreign and other tax consequences to them of the purchase, ownership or disposition of Fund shares. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative authorities, all of which are subject to change, which change may be retroactive. Future changes in tax laws may adversely impact the Fund and its shareholders.

The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, net income derived from an interest in a qualified publicly traded partnership, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), in two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or of one or more qualified publicly traded partnerships.

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed (i.e., the 90% distribution requirement). The Fund intends to distribute all or substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must generally distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (taking into account certain deferrals and elections) for the calendar year, (2) at least 98.2% of the excess of its capital gains over capital losses for the 12-month period ending October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years.

A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of that year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

For federal income tax purposes, the Fund is generally permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during subsequent taxable years. As of the date of this SAI, the Fund had not commenced operations and did not have any capital loss carryforwards for federal income tax purposes.

DISTRIBUTIONS IN GENERAL

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends-received deduction for corporations or for treatment as “qualified dividend income” for individuals.

If for any taxable year the Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund’s net taxable investment income would (unless certain cure provisions apply) be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on municipal securities) would be taxable to the Fund’s shareholders to the extent of the Fund’s current and accumulated earnings and profits.

The excess of long-term capital gains over net short-term capital losses realized, if any, distributed and properly reported by the Fund, whether received in cash or reinvested in Fund, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Long-term capital gain distributions, if any, made to individuals are generally subject to a maximum federal income tax rate of 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of any net short-term capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares will be taxed on the amount of such distribution and will have a cost basis for federal income tax purposes in each share received equal to the amount of the cash the shareholder could have received. Shareholders will be notified annually as to the federal tax status of distributions.

Certain distributions reported by the Fund as section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Code section 163(j). Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of a shareholder’s investment to the extent of the shareholder’s basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces the shareholder’s basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares. A distribution will reduce the Fund’s NAV per share and may be taxable to a shareholder as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

SALE OR REDEMPTION OF SHARES

Upon disposition (by redemption, repurchase, or sale) of Fund shares, a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Because the Fund does not seek to maintain a stable price per share, there may be tax consequences to you if you dispose of your shares in the Fund, for example, through redemption or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on the Fund’s shares.

With respect to any gain or loss recognized on the sale of shares of the Fund, unless a shareholder chooses to adopt a simplified “NAV method” of accounting (described below), the amount of any gain or loss and the rate of tax will depend mainly upon how much the shareholder paid for the shares, how much the shareholder sells them for, and how long the shareholder held them. In this case, any gain or loss generally will be treated as short-term capital gain or loss if the shareholder held its shares as capital assets for one year or less, and long-term capital gain or loss if the shareholder held its shares as capital assets for more than one year. The maximum individual tax rate applicable to long-term capital gains is generally 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized on a sale of Fund shares also will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

If a shareholder elects to adopt the simplified “NAV method” of accounting, rather than compute gain or loss on every taxable sale or other disposition of shares of the Fund as described above, the shareholder would determine gain or loss based on the change in the aggregate value of its Fund shares during a computation period (such as the shareholder’s taxable year), reduced by the shareholder’s net investment (i.e., purchases minus sales) in those Fund shares during the computation period. Under the simplified “NAV method,” any resulting capital gain or loss would be reportable on a net basis and would generally be treated as a short-term capital gain or loss. If a shareholder uses the simplified “NAV method”, the wash sale rules will generally not apply to disallow a loss incurred for a computation period.

ORIGINAL ISSUE DISCOUNT/MARKET DISCOUNT

Market Discount. If the Fund purchases a debt security in the secondary market at a price lower than the stated redemption price at maturity of such debt security, the excess of the stated redemption price over the purchase price is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in respect of each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund, at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity, which takes into account the semi-annual compounding of interest.

Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount” not previously taken into account.

Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although the Fund receives no actual cash income from such a discount, original issue discount that accrues on debt securities in a given year generally are treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount generally represents market discount for federal income tax purposes (see above).

BACKUP WITHHOLDING

The Trust will be required to report to the Internal Revenue Service (the “IRS”) all distributions by the Fund except in the case of certain exempt shareholders. All such distributions generally will be subject to withholding of federal income tax at a current rate of 24% (“backup withholding”) in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against the shareholder’s federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

OTHER TAXATION

Distributions may be subject to additional state and local taxes, depending on each shareholder’s particular situation.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, or foreign corporation ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Note that the preferential rate of tax applicable to qualified dividend income (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are reported as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. If the Fund elects to report distributions of U.S. source interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding. However, depending on the circumstances, the Fund may report all, some or none of the Fund’s potentially eligible dividends as eligible for this exemption, and a portion of the Fund's distributions (e.g. interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. estate tax and foreign taxes.

The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

OTHER INFORMATION

CAPITALIZATION

The Trust is an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on March 2, 2016. The Trust was previously organized as a Massachusetts business trust (“Predecessor Trust”), and in 2016, at a special meeting of shareholders, the shareholders of each series of the Predecessor Trust approved the reorganization of the Predecessor Trust into the Trust. The Predecessor Trust was established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994, the name of the Predecessor Trust was “Fund Trust.” Prior to April 12, 2001, the name of the Predecessor Trust was “Republic Funds.” Prior to February 28, 2012, the name of the Predecessor Trust was “HSBC Investor Funds.”

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional classes or series will not alter the rights of the Fund’s shareholders.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board has appointed PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm of the Trust. PwC audits the Trust’s annual financial statements and prepares the Trust’s income tax returns. PwC’s address is 300 Madison Ave, New York, NY 10017.

COUNSEL

Dechert LLP, 1900 K Street, N.W., Washington, D.C. 20006, advises on certain legal matters in connection with the shares of the Fund offered by the Trust, and also acts as counsel to the Trust. Stradley Ronon Stevens & Young, LLP, 2000 K Street, N.W., Suite 700, Washington, D.C. 20006, acts as counsel to the Independent Trustees of the Trust.

CODE OF ETHICS

The Trust, the Adviser and Citi each has adopted a code of ethics, as required by applicable law, including Rule 17j-1 under the 1940 Act, which is designed to prevent affiliated persons of the Trust, the Adviser and

Citi from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Each Code sets forth restrictions with respect to certain transactions and contains preclearance and reporting obligations.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to shares of the Fund; certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be obtained on the SEC’s website at http://www.sec.gov or copies of this information may be obtained after paying a duplicating fee, by electronic request, at the following email address: publicinfo@sec.gov.

Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund had not commenced operations and thus does not have audited financial statements.

SHAREHOLDER INQUIRIES

All shareholder inquiries should be directed to the Trust, P.O. Box 219691, Kansas City, MO 64121-9691.

GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL FREE)

APPENDIX A

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR’S

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

•                     Likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•                     Nature of and provisions of the obligation;

•                     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA     An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA         An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A             An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB      An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB          An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B             An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC      An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

RESTRICTED A-1

In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC          An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C             A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D             An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or to Minus (-)	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign relative standing within the major rating categories.

NR         This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Municipal Short-Term Note Ratings

A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

•                     Amortization schedule – the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•                     Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1       Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2       Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3       Speculative capacity to pay principal and interest.

Short-Term Issue Credit Ratings

A-1         A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations

RESTRICTED A-2

are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2         A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3         A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Variable Rate Demand Obligations:

Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

MOODY’S INVESTORS SERVICE (“Moody’s”)

Long-Term Obligation Ratings

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa        Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa          Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A            Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa        Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba           Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B             Obligations rated B are considered speculative and are subject to high credit risk.

Caa        Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca           Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C             Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note       Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

RESTRICTED A-3

U.S. Municipal Short Term Obligation Ratings

MIG 1               This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2               This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3               This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG                       This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1           This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2            This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3           This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG          This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Short-Term Obligation Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1         Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

RESTRICTED A-4

P-2         Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3         Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short term obligations.

NP          Issuers (or supporting institutions) rated “Not Prime” do not fall within any of the Prime rating categories.

Note:     Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

FITCH, INC. (“Fitch Ratings”)

Corporate Finance Obligations – Long-Term Rating Scales

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30%–50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity's issuer rating or Issuer Default Rating (“IDR”).

AAA     Highest credit quality. `AAA’ denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA         Very high credit quality. `AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A            High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB      Good credit quality. 'BBB' ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB         Speculative. 'BB' ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B             Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC      Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC         Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C             Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

RESTRICTED A-5

Defaulted obligations typically are not assigned 'D' ratings, but are instead rated in the 'B' to 'C' rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Notes:   The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' obligation rating category, or to corporate finance obligation ratings in the categories below 'B'.

The subscript 'emr' is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F-1         Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2         Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F-3         Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B             Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C             High short-term default risk. Default is a real possibility.

RD         Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D            Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

RESTRICTED A-6

UNITED STATES

Concise Proxy Voting Guidelines Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2020 Published December 11, 2019

ISSGOVERNANCE.COM © 2019 | Institutional Shareholder Services and/or its affiliates
RESTRICTED B-1

UNITED STATES CONCISE PROXY VOTING GUIDELINES

The policies contained herein are a sampling only of selected key ISS U.S. proxy voting guidelines, and are not intended to be exhaustive. The complete guidelines can be found at:

https://www.issgovernance.com/policy-gateway/voting-policies/

Board of Directors

Voting on Director Nominees in Uncontested Elections

General Recommendation: Generally vote for director nominees, except under the following circumstances (with new nominees[1] considered on case-by-case basis):

Independence

Vote against2 or withhold from non-independent directors (Executive Directors and Non-Independent Non-Executive Directors per ISS’ Classification of Directors) when:

■

Independent directors comprise 50 percent or less of the board;

■

The non-independent director serves on the audit, compensation, or nominating committee;

■

The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or

■

The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

Composition

Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except nominees who served only part of the fiscal year3) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

■

Medical issues/illness;

■

Family emergencies; and

■

Missing only one meeting (when the total of all meetings is three or fewer).

____________________________

1 A “new nominee” is a director who is being presented for election by shareholders for the first time. Recommendations on new nominees who have served for less than one year are made on a case-by-case basis depending on the timing of their appointment and the problematic governance issue in question.

2 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

3 Nominees who served for only part of the fiscal year are generally exempted from the attendance policy.

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In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors: Generally vote against or withhold from individual directors who:

■

Sit on more than five public company boards; or

■

Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards4.

Diversity: For companies in the Russell 3000 or S&P 1500 indices, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies where there are no women on the company’s board. Mitigating factors include:

■

Until Feb. 1, 2021, a firm commitment, as stated in the proxy statement, to appoint at least one woman to the board within a year;

■

The presence of a woman on the board at the preceding annual meeting and a firm commitment to appoint at least one woman to the board within a year; or

■

Other relevant factors as applicable.

Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

■

The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:

■

Disclosed outreach efforts by the board to shareholders in the wake of the vote;

■

Rationale provided in the proxy statement for the level of implementation;

■

The subject matter of the proposal;

■

The level of support for and opposition to the resolution in past meetings;

■

Actions taken by the board in response to the majority vote and its engagement with shareholders;

■

The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

■

Other factors as appropriate.

■

The board failed to act on takeover offers where the majority of shares are tendered;

____________________________

4 Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

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■

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:

■

The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:

■

The company’s response, including:

■

Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);

■

Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

■

Disclosure of specific and meaningful actions taken to address shareholders’ concerns;

■

Other recent compensation actions taken by the company;

■

Whether the issues raised are recurring or isolated;

■

The company’s ownership structure; and

■

Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

■

The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.

Accountability

Problematic Takeover Defenses/Governance Structure

Poison Pills: Vote against or withhold from all nominees (except new nominees1, who should be considered case-by-case) if:

■

The company has a poison pill that was not approved by shareholders5. However, vote case-by-case on nominees if the board adopts an initial pill with a term of one year or less, depending on the disclosed rationale for the adoption, and other factors as relevant (such as a commitment to put any renewal to a shareholder vote).

■

The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval.

Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.

Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and

____________________________

5 Public shareholders only, approval prior to a company’s becoming public is insufficient.

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five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:

■

A classified board structure;

■

A supermajority vote requirement;

■

Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;

■

The inability of shareholders to call special meetings;

■

The inability of shareholders to act by written consent;

■

A multi-class capital structure; and/or

■

A non-shareholder-approved poison pill.

Unilateral Bylaw/Charter Amendments and Problematic Capital Structures: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors:

■

The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

■

Disclosure by the company of any significant engagement with shareholders regarding the amendment;

■

The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

■

The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

■

The company’s ownership structure;

■

The company’s existing governance provisions;

■

The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and

■

Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees1, who should be considered case-by-case) if the directors:

■

Classified the board;

■

Adopted supermajority vote requirements to amend the bylaws or charter; or

■

Eliminated shareholders’ ability to amend bylaws.

Problematic Capital Structure - Newly Public Companies: For newly public companies6, generally vote against or withhold from the entire board (except new nominees1, who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board implemented a multi-class capital structure in which the classes have unequal voting rights without subjecting the multi-class capital structure to a reasonable time-based sunset. In assessing the reasonableness of a time-based sunset provision, consideration will be given to the company’s lifespan, its post-IPO ownership structure and the board’s disclosed rationale for the

____________________________

6 Newly-public companies generally include companies that emerge from bankruptcy, spin-offs, direct listings, and those who complete a traditional initial public offering.

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sunset period selected. No sunset period of more than seven years from the date of the IPO will be considered to be reasonable.

Continue to vote against or withhold from incumbent directors in subsequent years, unless the problematic capital structure is reversed or removed.

Problematic Governance Structure - Newly Public Companies: For newly public companies6, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board adopted the following bylaw or charter provisions that are considered to be materially adverse to shareholder rights:

■

Supermajority vote requirements to amend the bylaws or charter;

■

A classified board structure; or

■

Other egregious provisions.

A reasonable sunset provision will be considered a mitigating factor.

Unless the adverse provision is reversed or removed, vote case-by-case on director nominees in subsequent years.

Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:

■

The presence of a shareholder proposal addressing the same issue on the same ballot;

■

The board’s rationale for seeking ratification;

■

Disclosure of actions to be taken by the board should the ratification proposal fail;

■

Disclosure of shareholder engagement regarding the board’s ratification request;

■

The level of impairment to shareholders’ rights caused by the existing provision;

■

The history of management and shareholder proposals on the provision at the company’s past meetings;

■

Whether the current provision was adopted in response to the shareholder proposal;

■

The company’s ownership structure; and

■

Previous use of ratification proposals to exclude shareholder proposals.

Restrictions on Shareholders’ Rights

Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:

■

The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements, subject matter restrictions, or time holding requirements in excess of SEC Rule 14a-8. Vote against or withhold on an ongoing basis.

Submission of management proposals to approve or ratify requirements in excess of SEC Rule 14a-8 for the submission of binding bylaw amendments will generally be viewed as an insufficient restoration of shareholders’ rights. Generally continue to vote against or withhold on an ongoing basis until shareholders are provided with an unfettered ability to amend the bylaws or a proposal providing for such unfettered right is submitted for shareholder approval.

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Problematic Audit-Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

■

The non-audit fees paid to the auditor are excessive;

■

The company receives an adverse opinion on the company’s financial statements from its auditor; or

■

There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee and potentially the full board if:

■

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices

In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:

■

There is an unmitigated misalignment between CEO pay and company performance (pay for performance);

■

The company maintains significant problematic pay practices; or

■

The board exhibits a significant level of poor communication and responsiveness to shareholders.

Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:

■

The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or

■

The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

Problematic Pledging of Company Stock:

Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company stock by executives or directors raises concerns. The following factors will be considered:

■

The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;

■

The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;

■

Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;

■

Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and

■

Any other relevant factors.

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Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

■

Material failures of governance, stewardship, risk oversight7, or fiduciary responsibilities at the company;

■

Failure to replace management as appropriate; or

■

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Voting on Director Nominees in Contested Elections

Vote-No Campaigns

General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

Proxy Contests/Proxy Access — Voting for Director Nominees in Contested Elections

General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

■

Long-term financial performance of the company relative to its industry;

■

Management’s track record;

■

Background to the contested election;

■

Nominee qualifications and any compensatory arrangements;

■

Strategic plan of dissident slate and quality of the critique against management;

■

Likelihood that the proposed goals and objectives can be achieved (both slates); and

■

Stock ownership positions.

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).

Independent Board Chair

General Recommendation: Generally vote for shareholder proposals requiring that the board chair position be filled by an independent director, taking into consideration the following:

■

The scope and rationale of the proposal;

■

The company’s current board leadership structure;

■

The company’s governance structure and practices;

■

Company performance; and

■

Any other relevant factors that may be applicable.

The following factors will increase the likelihood of a “for” recommendation:

____________________________

7 Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlement; or hedging of company stock.

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A majority non-independent board and/or the presence of non-independent directors on key board committees;

■

A weak or poorly-defined lead independent director role that fails to serve as an appropriate counterbalance to a combined CEO/chair role;

■

The presence of an executive or non-independent chair in addition to the CEO, a recent recombination of the role of CEO and chair, and/or departure from a structure with an independent chair;

■

Evidence that the board has failed to oversee and address material risks facing the company;

■

A material governance failure, particularly if the board has failed to adequately respond to shareholder concerns or if the board has materially diminished shareholder rights; or

■

Evidence that the board has failed to intervene when management’s interests are contrary to shareholders’ interests.

Proxy Access

General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:

■

Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

■

Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;

■

Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

■

Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.

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Shareholder Rights & Defenses

Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions

General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:

■

The presence of a shareholder proposal addressing the same issue on the same ballot;

■

The board’s rationale for seeking ratification;

■

Disclosure of actions to be taken by the board should the ratification proposal fail;

■

Disclosure of shareholder engagement regarding the board’s ratification request;

■

The level of impairment to shareholders’ rights caused by the existing provision;

■

The history of management and shareholder proposals on the provision at the company’s past meetings;

■

Whether the current provision was adopted in response to the shareholder proposal;

■

The company’s ownership structure; and

■

Previous use of ratification proposals to exclude shareholder proposals.

Capital/Restructuring

Common Stock Authorization

General Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

■

Past Board Performance:

■

The company’s use of authorized shares during the last three years;

■

The Current Request:

■

Disclosure in the proxy statement of the specific purposes of the proposed increase;

■

Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

■

The dilutive impact of the request as determined relative to an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

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ISS will apply the relevant allowable increase below to requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.

Most companies: 100 percent of existing authorized shares.

B.

Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.

C.

Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.

D.

Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that ISS is recommending FOR, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Share Repurchase Programs

General Recommendation: For U.S.-incorporated companies, and foreign-incorporated U.S. Domestic Issuers that are traded solely on U.S. exchanges, vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, or to grant the board authority to conduct open-market repurchases, in the absence of company-specific concerns regarding:

■

Greenmail,

■

The use of buybacks to inappropriately manipulate incentive compensation metrics,

■

Threats to the company’s long-term viability, or

■

Other company-specific factors as warranted.

Vote case-by-case on proposals to repurchase shares directly from specified shareholders, balancing the stated rationale against the possibility for the repurchase authority to be misused, such as to repurchase shares from insiders at a premium to market price.

Share Repurchase Programs Shareholder Proposals

General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

■

Financial issues - company’s financial situation; degree of need for capital; use of proceeds; effect of the financing on the company’s cost of capital;

■

Management’s efforts to pursue other alternatives;

■

Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and

■

Conflict of interest - arm’s length transaction, managerial incentives.

Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

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Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.

■

Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

■

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

■

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

■

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

■

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Compensation

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.

Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

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Advisory Votes on Executive Compensation—Management Proposals (Say-on-Pay)

General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:

■

There is an unmitigated misalignment between CEO pay and company performance (pay for performance);

■

The company maintains significant problematic pay practices;

■

The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

■

There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for-performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

■

The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;

■

The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or

■

The situation is egregious.

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000, or Russell 3000E Indices8, this analysis considers the following:

1.

Peer Group9 Alignment:

■

The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.

■

The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.

■

The multiple of the CEO’s total pay relative to the peer group median in the most recent fiscal year.

2.

Absolute Alignment10 – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

____________________________

8 The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.

9 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company’s selected peers’ GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company’s. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.

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If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, a misalignment between pay and performance is otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to an evaluation of how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

■

The ratio of performance- to time-based incentive awards;

■

The overall ratio of performance-based compensation to fixed or discretionary pay;

■

The rigor of performance goals;

■

The complexity and risks around pay program design;

■

The transparency and clarity of disclosure;

■

The company’s peer group benchmarking practices;

■

Financial/operational results, both absolute and relative to peers;

■

Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

■

Realizable pay11 compared to grant pay; and

■

Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

■

Problematic practices related to non-performance-based compensation elements;

■

Incentives that may motivate excessive risk-taking or present a windfall risk; and

■

Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ U.S. Compensation Policies FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

■

Repricing or replacing of underwater stock options/SARs without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

■

Extraordinary perquisites or tax gross-ups;

■

New or materially amended agreements that provide for:

■

Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);

■

CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers) or in connection with a problematic Good Reason definition;

■

CIC excise tax gross-up entitlements (including “modified” gross-ups);

■

Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;

____________________________

10 Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.

11 ISS research reports include realizable pay for S&P1500 companies.

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Liberal CIC definition combined with any single-trigger CIC benefits;

■

Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible;

■

Any other provision or practice deemed to be egregious and present a significant risk to investors.

Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

■

Failure to respond to majority-supported shareholder proposals on executive pay topics; or

■

Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

■

Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);

■

Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

■

Disclosure of specific and meaningful actions taken to address shareholders’ concerns;

■

Other recent compensation actions taken by the company;

■

Whether the issues raised are recurring or isolated;

■

The company’s ownership structure; and

■

Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Equity-Based and Other Incentive Plans

Please refer to ISS’ U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.

General Recommendation: Vote case-by-case on certain equity-based compensation plans[12] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:

■

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

■

SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

■

SVT based only on new shares requested plus shares remaining for future grants.

____________________________

12 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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Plan Features:

■

Quality of disclosure around vesting upon a change in control (CIC);

■

Discretionary vesting authority;

■

Liberal share recycling on various award types;

■

Lack of minimum vesting period for grants made under the plan;

■

Dividends payable prior to award vesting.

■

Grant Practices:

■

The company’s three-year burn rate relative to its industry/market cap peers;

■

Vesting requirements in CEO’s recent equity grants (3-year look-back);

■

The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

■

The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

■

Whether the company maintains a sufficient claw-back policy;

■

Whether the company maintains sufficient post-exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors (“overriding factors”) apply:

■

Awards may vest in connection with a liberal change-of-control definition;

■

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);

■

The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;

■

The plan is excessively dilutive to shareholders’ holdings;

■

The plan contains an evergreen (automatic share replenishment) feature; or

■

Any other plan features are determined to have a significant negative impact on shareholder interests.

Social and Environmental Issues

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

■

If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

■

If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

■

Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

■

The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

■

Whether there are significant controversies, fines, penalties, or litigation associated with the company’s environmental or social practices;

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If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

■

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Climate Change/Greenhouse Gas (GHG) Emissions

General Recommendation: Generally vote for resolutions requesting that a company disclose information on the financial, physical, or regulatory risks it faces related to climate change on its operations and investments or on how the company identifies, measures, and manages such risks, considering:

■

Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

■

The company’s level of disclosure compared to industry peers; and

■

Whether there are significant controversies, fines, penalties, or litigation associated with the company’s climate change-related performance.

Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

■

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

■

The company’s level of disclosure is comparable to that of industry peers; and

■

There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

■

Whether the company provides disclosure of year-over-year GHG emissions performance data;

■

Whether company disclosure lags behind industry peers;

■

The company’s actual GHG emissions performance;

■

The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and

■

Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Board Diversity

General Recommendation: Generally vote for requests for reports on a company’s efforts to diversify the board, unless:

■

The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

■

The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:

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The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

■

The level of gender and racial minority representation that exists at the company’s industry peers;

■

The company’s established process for addressing gender and racial minority board representation;

■

Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

■

The independence of the company’s nominating committee;

■

Whether the company uses an outside search firm to identify potential director nominees; and

■

Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

Gender, Race, or Ethnicity Pay Gap

General Recommendation: Generally vote case-by-case on requests for reports on a company’s pay data by gender, race, or ethnicity, or a report on a company’s policies and goals to reduce any gender, race, or ethnicity pay gap, taking into account:

■

The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy on fair and equitable compensation practices;

■

Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender, race, or ethnicity pay gap issues; and

■

Whether the company’s reporting regarding gender, race, or ethnicity pay gap policies or initiatives is lagging its peers.

Sustainability Reporting

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

■

The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or

■

The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

Lobbying

General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

■

The company’s current disclosure of relevant lobbying policies, and management and board oversight;

■

The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

■

Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

Political Contributions

General Recommendation: Generally vote for proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities, considering:

■

The company’s policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;

■

The company’s disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and

■

Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

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Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

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Founded in 1985, the Institutional Shareholder Services group of companies (“ISS”) is the world’s leading provider of corporate governance and responsible investment solutions alongside fund intelligence and services, events, and editorial content for institutional investors, globally. ISS’ solutions include objective governance research and recommendations; responsible investment data, analytics, and research; end-to-end proxy voting and distribution solutions; turnkey securities class-action claims management (provided by Securities Class Action Services, LLC); reliable global governance data and modeling tools; asset management intelligence, portfolio execution and monitoring, fund services, and media. Clients rely on ISS’ expertise to help them make informed investment decisions.

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The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

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PART C

Other Information

ITEM 28. EXHIBITS

(a)	(1)	Amended and Restated Agreement and Declaration of Trust dated October 13, 2017. (5)
	(2)	Amended Schedule A dated December 11, 2019 to the Amended and Restated Agreement and Declaration of Trust. (8)
(b)		By-Laws dated March 10, 2016. (1)
(c)		Not applicable.
(d)	(1)(i)	Master Investment Advisory Contract, dated June 24, 2016, between HSBC Funds and HSBC Global Asset Management (USA) Inc. (1)
	(1)(ii)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC U.S. Treasury Money Market Fund. (1)
	(1)(iii)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC U.S. Government Money Market Fund. (1)
	(1)(iv)	Investment Advisory Contract Supplement, dated June 24, 2016, regarding HSBC Opportunity Portfolio. (1)
	(l)(v)	Investment Advisory Contract Supplement, dated March 24, 2021, regarding HSBC ESG Prime Money Market Fund. (12)
	(2)	Sub-Advisory Agreement, dated June 24, 2016, between HSBC Global Asset Management (USA) Inc. and Westfield Capital Management L.P. regarding HSBC Opportunity Portfolio. (1)
(e)	(1)	Form of Selling Agreement. (1)
	(2)	Form of Dealer Agreement. (1)
	(3)	Distribution Agreement, dated May 31, 2017 between HSBC Funds and Foreside Distribution Services, L.P. (5)
	(4)	First Amendment to the Distribution Agreement, dated June 7, 2018, between HSBC Funds and Foreside Distribution Services, L.P. (6)
	(5)	Third Amendment to Distribution Agreement, dated March 24, 2021, between HSBC Funds and Foreside Distribution Services, L.P. (12)
(f)		Not applicable.
(g)	(1)	Custodian Agreement, dated November 1, 2006, between HSBC Funds and The Northern Trust Company. (3)
	(2)	Amended Schedule B to the Custodian Agreement between HSBC Funds and The Northern Trust Company, dated March 3, 2015. (5)
	(3)	Amended Schedule B to the Custodian Agreement between HSBC Funds and The Northern Trust Company, dated March 7, 2019. (7)
	(4)	Amended Schedule B to the Custodian Agreement between HSBC Funds and The Northern Trust Company, dated March 24, 2021. (12)
(h)	(1)	Operational Support Services Agreement, dated March 24, 2021 between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of HSBC U.S. Government Money Market Fund, HSBC U.S. Treasury Money Market Fund and HSBC ESG Prime Money Market Fund. (12)
	(2)	Services Agreement, dated December 14, 2017, between Citi Fund Services Ohio, Inc. and HSBC Funds. (5)
	(3)	Amendment to Services Agreement, dated April 12, 2018, between Citi Fund Services Ohio, Inc. and HSBC Funds. (6)
	(4)	Amendment to Services Agreement, dated December 13, 2018, between Citi Fund Services Ohio, Inc. and HSBC Funds. (6)

	(5)	Expense Limitation Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Funds, effective March 1, 2021. (11)
	(6)	Expense Limitation Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of HSBC ESG Prime Money Market Fund, effective March 24, 2021. (12)
	(7)	Administration Services Agreement, dated June 24, 2016, between HSBC Global Asset Management (USA) Inc. and HSBC Funds. (1)
	(8)	Amendment to Administration Services Agreement, dated April 1, 2019, between HSBC Global Asset Management (USA) Inc. and HSBC Funds. (7)
	(9)	Amendment to Administration Services Agreement, dated March 24, 2021, between HSBC Global Asset Management (USA) Inc. and HSBC Funds. (12)
	(10)	Sub-Administration Services Agreement, dated December 14, 2017, between Citi Fund Services Ohio, Inc. and HSBC Global Asset Management (USA) Inc. (5)
	(11)(i)	Transfer Agency and Service Agreement, dated July 15, 2016, between DST Asset Manager Solutions, Inc., and HSBC Funds. (4)
	(11)(ii)	Amendment to Transfer Agency and Service Agreement, dated October 13, 2016, between DST Asset Manager Solutions, Inc., and HSBC Funds. (4)
	(11)(iii)	Amendment to Transfer Agency and Service Agreement, dated May 18, 2017, between DST Asset Manager Solutions, Inc., and HSBC Funds. (5)
	(11)(iv)	Amendment to Transfer Agency and Service Agreement, dated May 6, 2019, between DST Asset Manager Solutions, Inc., and HSBC Funds. (7)
(i)		Opinion and Consent of Counsel. (12)
(j)	(1)(i)	Power of Attorney. (9)
	(1)(ii)	Power of Attorney. (10)
	(2)	Not applicable.
(k)		Not applicable.
(l)		Not applicable.
(m)	(1)	Master Distribution Plan relating to Class A Shares, dated June 24, 2016. (1)
	(2)	Master Distribution Plan relating to Class B Shares, dated June 24, 2016. (1)
	(3)	Master Distribution Plan relating to Class C Shares, dated June 24, 2016. (1)
	(4)	Master Distribution Plan relating to Class D Shares, dated June 24, 2016. (1)
(n)		Multiple Class Plan. (12)
(o)		Not applicable.
(p)	(1)	Code of Ethics for HSBC Funds. (6)
	(2)	Amended Code of Ethics for HSBC Global Asset Management (USA) Inc. (7)
	(3)	Amended Code of Ethics for Citi Fund Services Ohio, Inc. (7)
	(4)	Amended Code of Ethics for Westfield Capital Management Company, L.P. (2)

*       *       *       *       *       *       *       *       *       *       *       *

(1)	Incorporated herein by reference from post-effective amendment No. 214 to the Registration Statement as filed with the SEC on June 27, 2016.
(2)	Incorporated herein by reference from post-effective amendment No. 184 to the Registration Statement as filed with the SEC on February 27, 2015.
(3)	Incorporated herein by reference from post-effective amendment No. 104 to the Registration Statement as filed with the SEC on February 28, 2007.
(4)	Incorporated herein by reference from post-effective amendment No. 226 to the Registration Statement as filed with the SEC on February 28, 2017.
(5)	Incorporated herein by reference from post-effective amendment No. 227 to the Registration Statement as filed with the SEC on February 28, 2018.

(6)	Incorporated herein by reference from post-effective amendment No. 230 to the Registration Statement as filed with the SEC on January 31, 2019.
(7)	Incorporated herein by reference from post-effective amendment No. 243 to the Registration Statement as filed with the SEC on December 20, 2019.
(8)	Incorporated herein by reference from post-effective amendment No. 248 to the Registration Statement as filed with the SEC on February 28, 2020.
(9)	Incorporated herein by reference from post-effective amendment No. 269 to the Registration Statement as filed with the SEC on December 23, 2020.
(10)	Incorporated herein by reference from post-effective amendment No. 273 to the Registration Statement as filed with the SEC on February 18, 2021.
(11)	Incorporated herein by reference from post-effective amendment No. 275 to the Registration Statement as filed with the SEC on February 26, 2021.
(12)	Filed herewith.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 30. INDEMNIFICATION

Article VII, Section 7.5 of the Registrant's Amended and Restated Agreement and Declaration of Trust provides for the indemnification of the trustees, officers, employees, agents and other controlling persons of the Registrant. The Amended and Restated Agreement and Declaration of Trust is incorporated by reference as Exhibit (a)(1).

Section 17(h) of the Investment Company Act of 1940 provides that no instrument pursuant to which Registrant is organized or administered shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Pursuant to the Distribution Agreement, Foreside Distribution Services, L.P. agrees to indemnify the Registrant, its officers, trustees, employees, and any person who controls the Trust (within the meaning of Section 15 of the Securities Act of 1933) against certain liabilities. A copy of the Registrant's Distribution Agreement is incorporated by reference as Exhibit (e)(3).

The Registrant may be party to other agreements that include indemnification, or substantially similar, provisions for the benefit of the Registrant's trustees, officers, employees and any person who controls the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant's organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and, therefore, is unenforceable.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018, serves as investment adviser (“Adviser”) and is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-69413) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Westfield Capital Management Company, L.P. (“Westfield”) together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Westfield in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-34350) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 32. PRINCIPAL UNDERWRITER

(a)	Foreside Distribution Services, L.P. (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	HSBC Funds (f/k/a HSBC Investor Funds)
2.	Princeton Long/Short Treasury Fund, Series of Northern Lights Fund Trust

(b)	The following are the Officers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Mark A. Fairbanks	Three Canal Plaza, Suite 100,	Vice President	None
Portland, ME 04101

Richard J. Berthy	Three Canal Plaza, Suite 100,	President and Treasurer	None
Portland, ME 04101

Teresa Cowan	111 E. Kilbourn Avenue, Suite 2200	Vice President	None
Milwaukee, WI 53202

Jennifer K. Di Valerio	899 Cassatt Rd., 400 Berwyn	Vice President	None
Park, Suite 110, Berwyn, PA
19312

Jennifer E. Hoopes	Three Canal Plaza, Suite 100,	Secretary	None
Portland, ME 04101

Nanette K. Chern	Three Canal Plaza, Suite 100,	Vice President and Chief	None
	Portland, ME 04101	Compliance Officer

(c)	Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018; Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200, Columbus, Ohio 43219; Citi Fund Services Ohio, Inc., 800 Boylston Street, 24th Floor, Boston, MA 02199; Westfield Capital Management Company, L.P., One Financial Center, Boston, MA 02111; Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60603; DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive, Quincy, MA 02169.

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement on Form N-1A (File No. 033-07647) (the “Registration Statement”) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 13th day of August, 2021.

HSBC FUNDS

By:
Stefano Michelagnoli*
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 13th day of August, 2021.

____________________________	/s/ Denise Lewis
Stefano Michelagnoli*	Denise Lewis
President	Treasurer

____________________________	____________________________
Susan C. Gause*	Susan S. Huang*
Trustee	Trustee

____________________________	____________________________
Marcia L. Beck*	Hugh T. Hurley*
Trustee	Trustee

*/s/ Brenden Carroll
Brenden Carroll

* Brenden Carroll, as attorney-in-fact, on behalf of Susan C. Gause, Susan S. Huang, Marcia L. Beck and Hugh T. Hurley pursuant to a power of attorney incorporated herein by reference from post-effective amendment No. 269 to the Registration Statement as filed with the SEC on December 23, 2020, and on behalf of Stefano Michelagnoli pursuant to a power of attorney incorporated herein by reference from post-effective amendment No. 273 to the Registration Statement as filed with the SEC on February 18, 2021.

EXHIBIT INDEX

(d)(1)(v)	Investment Advisory Contract Supplement, dated March 24, 2021, regarding HSBC ESG Prime Money Market Fund.
(e)(5)	Third Amendment to Distribution Agreement, dated March 24, 2021, between HSBC Funds and Foreside Distribution Services, L.P.
(g)(4)	Amended Schedule B to the Custodian Agreement between HSBC Funds and The Northern Trust Company, dated March 24, 2021.
(h)(1)	Operational Support Services Agreement, dated March 24, 2021 between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of HSBC U.S. Government Money Market Fund, HSBC U.S. Treasury Money Market Fund and HSBC ESG Prime Money Market Fund.
(h)(6)	Expense Limitation Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of HSBC ESG Prime Money Market Fund., effective March 24, 2021.
(h)(9)	Amendment to Administration Services Agreement, dated March 24, 2021, between HSBC Global Asset Management (USA) Inc. and HSBC Funds.
(i)	Opinion and Consent of Counsel.
(n)	Multiple Class Plan.